[GRAPHIC OMITTED]

                         BOSTON PARTNERS FAMILY OF FUNDS
                                       OF
                               THE RBB FUND, INC.



                      LARGE CAP VALUE FUND


                      MID CAP VALUE FUND


                      SMALL CAP VALUE FUND II


                      ALL-CAP VALUE FUND


                      LONG/SHORT EQUITY FUND




                      ANNUAL REPORT
                      AUGUST 31, 2002

                      (LOGO)
                      BP
                      BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                      --------------------------------------------
                      ONE PHILOSOPHY  o  ONE CULTURE  o  ONE FOCUS
                      [GRAPHIC OMITTED]

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                              LARGE CAP VALUE FUND
                               MID CAP VALUE FUND
                             SMALL CAP VALUE FUND II
                               ALL-CAP VALUE FUND
                             LONG/SHORT EQUITY FUND

                           PRIVACY NOTICE (UNAUDITED)

The Boston Partners Family of Funds of The RBB Fund, Inc. (the "Fund") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o Information about your transactions with the Fund

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (888) 261-4073.

October 2002

                         BOSTON PARTNERS FAMILY OF FUNDS
                           PORTFOLIO MANAGER'S LETTER


September 15, 2002

Dear Shareholder:

     The one year period ending August 31, 2002 continued one of the worst bear market periods ever on record. In our view the unwinding of the markets' excesses was disappointing, but warranted. Investors found few safe havens over this period, and we believe we are experiencing a change in market fundamentals and investors' attitudes that will benefit investors in the long run. As Warren Buffett recently stated, "You never know how dirty the laundry is until the rinse cycle." Well, the laundry is dirty!

     We believe that the current bear market is a result of the greed built up during the late 90's. One by one, investors have been eradicating the bubbles: first it was the dot-coms, then technology and telecommunications, followed closely by consumer stocks, then the untouchable, General Electric! In our view, much like 2000, investors remembered that valuations do matter, and many of the over-valued companies that had surged in the late 90's have dropped to more realistic valuations. Not only does valuation matter, but so does the way in which a company attains their valuation. To that end, we believe that investors are in the process of penalizing companies involved in aggressive accounting measures, egregious executive compensation, sloppy corporate governance and questionable relationships with Wall Street brokers and investment bankers. All of this cleansing has caused some short-term pain, but in our opinion will make way for a better investing environment in the longer term. Unfortunately, we anticipate that the pain may get worse, before it gets better.


BOSTON PARTNERS LARGE CAP VALUE FUND
     The Boston Partners Large Cap Value Fund posted strong relative returns over the past year, beating both the Russell 1000 Value style index and the broader S&P 500.

                                                                 ONE YEAR ENDED
                                                                 AUGUST 31, 2002
                                                                 ---------------
                   Boston Partners Large Cap Value Fund
                    --Institutional Shares                           (12.67)%
                    --Investor Shares                                (12.87)%

                   Russell 1000 Value                                (13.13)%
                   S&P 500                                           (17.99)%

     Although the Boston Partners Large Cap Value Fund posted negative returns for this period, several sectors had positive returns including Consumer Non-Durables and Consumer Services. Strong stock selection in the Finance, Consumer Services, Healthcare and Energy sectors added to performance over the past year. Our Communications and Utility holdings, which accounted for less than a 10% weighting in total, were detractors from performance.

     We continue to pay very close attention to balance sheet and income statement items that measure financial stability and profitability. We look for companies with manageable debt loads, stable and rising free cash flow, attentive management, and a visible earnings stream. The valuation of our Large Cap Value Fund is at historically low levels yet the companies in the portfolio have a five-year average return-on-equity (ROE) of 20% and a five-year average operating return-on-assets (OROA) of 21%. In the long run, we believe that the Large Cap Value Fund is a better place to invest than in 10-year treasuries yielding 3.6%.

MID CAP VALUE EQUITY FUND
     The Boston Partners Mid Cap Value Fund posted disappointing returns both relative and absolute over the past year ended August 2002.

                                                                 ONE YEAR ENDED
                                                                 AUGUST 31, 2002
                                                                 ---------------
                 Boston Partners Mid Cap Value Fund
                  --Institutional Shares                              (8.97)%
                  --Investor Shares                                   (9.26)%

                 Russell 2500 Value                                   (3.78)%

     Although the Boston Partners Mid Cap Value Fund returns were negative, several sectors had positive returns including Finance, Healthcare, Consumer Non-Durables, Consumer Durables, and Capital Goods. Strong stock selection in the Healthcare, Consumer Non-Durables, and Technology sectors added to relative performance over the past year. Our Consumer Services and Utility holdings, were detractors from performance. One of the biggest issues with performance over this period the Funds lack of REIT holdings. While the index holds more than 10% in REIT's, the Boston Partners Mid Cap Value Fund held barely 1% of its investments in REIT. The exceptional returns of the REIT holdings in the Russell 2500 Value index was the main reason for our underperformance for the year ended August 31, 2002.

     Apart from some of the more common valuation metrics such as price-to-earnings, price-to-sales and price-to-book, which are all currently attractive, we take more solace in the portfolio's profitability characteristics. Not only are the historical sales and earnings growth rates well above those of the financial markets, but the estimated earnings growth rates of the companies that make up the portfolio are also well above the benchmarks'. Other characteristics, such as return-on-assets and return-on-equity, are also multiple percentage points ahead of the same measures in the index. We believe these portfolio characteristics indicate that we have built a portfolio with very attractive prospects. In our opinion, the portfolio in totality is made up of companies that are well positioned in their industry and are structured in a financially sound manner. Over the long term, we believe this is the type of portfolio that will outperform.

     Recent additions to the Boston Partners Mid Cap Value Fund include stocks in the Finance, Consumer and Basic Industries sectors. In Finance, we added a private mortgage insurer whose inexpensive valuations were attractive. The decline in interest rates has hurt this industry as homeowners have refinanced. However, we believe that lower rates have allowed this particular company to add business at an accelerating rate, which bodes well for its future. In Consumer Services, we have added to one of the warehouse chains based primarily on its strong profitability characteristics. Competition from its peers is diminishing and we expect its strong position in the industry to help it gain additional market share. In Basic Industries, we added a company that specializes in rolled steel. Although the steel industry has had difficulties, this particular mini-mill company has made strategic acquisitions near the bottom of the cycle, which we believe should add to earnings in the future.

BOSTON PARTNERS SMALL CAP VALUE FUND II
     The Boston Partners Small Cap Value Fund II posted negative returns and lagged the Russell 2000 Value for the period. The returns were as follows.

                                                                 ONE YEAR ENDED
                                                                 AUGUST 31, 2002
                                                                 ---------------
                 Boston Partners Small Cap Value Fund II
                  --Institutional Shares                              (7.39)%
                  --Investor Shares                                   (7.54)%

                 Russell 2000 Value                                   (5.60)%

     Although the Boston Partners Small Cap Value Fund II posted negative returns for this period, several sectors had positive returns including Consumer Services, Transportation, Technology, Capital Goods, Basics, and REIT's. Strong stock selection in the Consumer Services, Technology and Capital Goods sectors added to performance over the past year. Our Finance and Consumer Durable holdings were detractors from performance.

     Current areas of interest for us in the small cap universe include Cyclical Industrial and Financial Stocks which in our opinion have been returning to more compelling valuations. Despite the sell-off in the equity market, we believe there is more downside potential, and we are very cautious and particular about our entry points. A focus on profitability characteristics, more than just valuation metrics, gives us great faith in the current portfolios.

BOSTON PARTNERS ALL-CAP VALUE FUND
     On July 1, 2002, Boston Partners All-Cap Value Fund commenced operations. This Fund adheres to our overall equity investment philosophy which emphasizes value, focused research and risk aversion. This philosophy is executed at the individual stock selection level by focusing on undervalued securities of companies that have sound fundamentals and positive business momentum.

     The Fund has the ability to invest across the capitalization spectrum, as well as invest in equity like debt securities and hedge overall portfolio exposure up to 40%, through the purchase and sale of individual stock and index put and call options. The All-Cap Value Fund has opportunistically invested a small percentage of its assets in non-equity instruments such as distressed debt or convertible bonds. Harry Rosenbluth is the lead portfolio manager of the All-Cap Value Fund and has been managing a similarly structured institutional separate account since the inception of Boston Partners Asset Management, L. P. in June 1995. He has over 20 years investment experience.

     During the two months of operation, the Boston Partners All-Cap Value Fund outperformed the Russell 3000 Value.

                                                                TWO MONTHS ENDED
                                                                AUGUST 31, 2002
                                                                ---------------
                 Boston Partners All-Cap Value Fund
                  --Institutional Shares                             (5.50)%
                  --Investor Shares                                  (5.60)%

                 Russell 3000 Value                                  (9.10)%

     Stock selection drove its performance. The portfolio's stock selection outmatched the benchmark in eleven of thirteen sectors. Areas of relative strength included positions in capital goods, consumer services, and health care. Areas of weakness included holdings among tobacco businesses and utilities.

     At August 31, 2002, the relative valuations of large, mid, and small companies were more in-line with historical norms. The market's price action during the period created opportunities on a case-by-case basis. Although no industries were egregiously mis-priced, we believe many stocks remained too expensive to warrant a wholesale buying opportunity.

     The market's destruction over the past two and one half years, and in particular this quarter, we believe has created opportunities that we believe support a more positive outlook for the longer term. In our opinion, prospective returns are higher today than at this time one year ago because the market has reverted to more reasonable valuations. Our areas of interest include insurance companies, merchant energy businesses, and pharmaceutical concerns. We will continue to endeavor to take advantage of the real absolute value created by these turbulent markets.

BOSTON PARTNERS LONG/SHORT EQUITY FUND
     The Boston Partners' Long/Short Equity Fund was down for the one year ended August 2002, with the short side's positive performance unable to completely offset the long portfolio's negative returns. That said, the Fund's returns for the year were notably better than all equity benchmarks, value and growth alike, and the portfolio helped protect capital relatively well.

                                                               ONE YEAR ENDED
                                                               AUGUST 31, 2002
                                                               ---------------
                 Boston Partners Long/Short Equity
                  --Institutional Shares                           (1.17)%
                  --Investor Shares                                (1.44)%

     The short holdings rose nearly 20% during the year ended August 2002, which was ahead of expectations. As we monitor the portfolio on a stock-by-stock basis, our shorting process has successfully predicted many of the all too common negative pre-announcements and added value during the quarter. Leading sectors were Health Care, Technology and Transportation.

     Entering the late spring of this 2002, we felt that overall valuation levels were high, particularly in the large capitalization segment of the market. We were positioned to take advantage of some interesting opportunities in the smaller market capitalization spectrum. However, when the final curtain closed, it was large cap stocks that performed better than small cap stocks. During the market rout, we believe that returns were driven by liquidity and safety concerns, not valuation analysis.

     While our small cap focus contributed to down results over the past year, in our view this focus creates opportunity going forward. It has been our experience that in emotional markets, our fundamentally driven value philosophy may lag at first but will pay off over time. We believe the value created by fearful investors exiting solid companies accrues to the benefit of patient investors who hold stocks priced at attractive levels.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                              LARGE CAP VALUE FUND

             Comparison of Change in Value of $10,000 investment in
         Boston Partners Large Cap Value Institutional Class (1)(2) vs.
                              S&P 500 Stock Index

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

    Large Cap Value Fund - Institutional Class      S&P 500 Stock Index
1/2/97             $10,000.00                          $10,000.00
2/28/97            $10,620.00                          $10,707.88
5/31/97            $11,360.00                          $11,543.41
8/31/97            $12,460.00                          $12,291.42
11/30/97           $12,810.00                          $13,112.19
2/28/98            $13,786.06                          $14,458.09
5/31/98            $13,828.35                          $15,087.80
8/31/98            $11,185.31                          $13,286.39
11/30/98           $12,728.84                          $16,213.89
2/28/99            $12,383.01                          $17,309.00
5/31/99            $13,678.04                          $18,256.74
8/31/99            $13,100.09                          $18,575.42
11/30/99           $13,282.00                          $19,600.00
2/29/00            $11,901.91                          $19,340.02
5/31/00            $13,881.74                          $20,170.26
8/31/00            $14,671.39                          $21,609.53
11/30/00           $15,312.26                          $18,776.43
2/28/01            $16,230.26                          $17,756.38
5/31/01            $16,825.21                          $18,042.90
8/31/01            $16,087.48                          $16,339.91
11/30/01           $16,301.70                          $16,480.53
2/28/02            $16,401.83                          $16,066.63
5/31/02            $16,633.03                          $15,544.11
8/31/02            $14,049.00                          $13,400.56

   -------------------------------------------------------
     Large Cap Value Fund -- Institutional Class  $14,049
     S&P 500 Stock Index                          $13,401
   -------------------------------------------------------

   ---------------------------------------------------------------------------
                                  Total Returns
                                              One Year Ended       Average
                                              August 31, 2002     Annual(3)
                                              ---------------     ---------
     Large Cap Value Fund -- Institutional Class  (12.67)%           6.18%
     S&P 500 Stock Index                          (17.99)%           5.30%
   ---------------------------------------------------------------------------


----------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund made on January 2, 1997 (inception) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the S&P 500 Stock Index is unmanaged, does not incur expenses and is not available for investment.
(2) Boston Partners Asset Management L.P. waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
(3) For the period January 2, 1997 (commencement of operations) through August 31, 2002.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                              LARGE CAP VALUE FUND


             Comparison of Change in Value of $10,000 investment in Boston Partners Large Cap Value Investor Class (1)(2) vs. S&P 500 Stock Index

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

       Large Cap Value Fund - Investor Class        S&P 500 Stock Index
1/16/97            $10,000.00                          $10,000.00
2/28/97            $10,411.76                          $10,213.05
5/31/97            $11,127.45                          $11,009.97
8/31/97            $12,205.88                          $11,723.41
11/30/97           $12,549.02                          $12,506.25
2/28/98            $13,499.53                          $13,789.96
5/31/98            $13,550.70                          $14,390.56
8/31/98            $10,951.10                          $12,672.40
11/30/98           $12,455.59                          $15,464.61
2/28/99            $12,113.72                          $16,509.12
5/31/99            $13,366.51                          $17,413.06
8/31/99            $12,797.06                          $17,717.01
11/30/99           $12,962.70                          $18,694.30
2/29/00            $11,601.88                          $18,446.28
5/31/00            $13,533.69                          $19,238.16
8/31/00            $14,291.05                          $20,610.92
11/30/00           $14,905.72                          $17,908.74
2/28/01            $15,789.59                          $16,935.82
5/31/01            $16,359.20                          $17,209.11
8/31/01            $15,641.49                          $15,584.81
11/30/01           $15,835.20                          $15,718.93
2/28/02            $15,925.40                          $15,324.17
5/31/02            $16,133.07                          $14,825.79
8/31/02            $13,628.10                          $12,781.30

   --------------------------------------------------------
     Large Cap Value Fund -- Investor Class       $13,628
     S&P 500 Stock Index                          $12,781
   --------------------------------------------------------

   ---------------------------------------------------------------------------
                                  Total Returns
                                              One Year Ended       Average
                                              August 31, 2002     Annual(3)
                                              ---------------     ---------
     Large Cap Value Fund -- Investor Class      (12.87)%           5.65%
     S&P 500 Stock Index                         (17.99)%           4.46%
   ---------------------------------------------------------------------------


----------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund made on January 16, 1997 (inception) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the S&P 500 Stock Index is unmanaged, does not incur expenses and is not available for investment.
(2) Boston Partners Asset Management L.P. waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
(3) For the period January 16, 1997 (commencement of operations) through August 31, 2002.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                               MID CAP VALUE FUND


             Comparison of Change in Value of $10,000 investment in Boston Partners Mid Cap Value Institutional Class (1)(2) vs. Russell 2500 Index

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

             Mid Cap Value Fund--
             Institutional Class   Russell 2500 Index   Russell 2500 Value Index
6/2/97            $10,000.00         $10,000.00              $10,000.00
8/31/97           $11,010.00         $11,172.13              $11,099.03
11/30/97          $11,250.00         $11,419.51              $11,669.85
2/28/98           $12,638.73         $12,289.12              $12,638.26
5/31/98           $12,871.84         $12,279.85              $12,837.11
8/31/98           $ 9,608.27         $ 9,289.34              $10,091.69
11/30/98          $10,713.02         $11,012.50              $11,518.89
2/28/99           $10,568.86         $10,893.94              $10,942.25
5/31/99           $11,694.72         $12,310.85              $12,247.88
8/31/99           $11,633.86         $12,298.50              $11,954.64
11/30/99          $10,802.15         $13,080.07              $11,653.39
2/29/00           $ 9,762.10         $16,211.32              $11,749.26
5/31/00           $11,378.81         $14,379.45              $12,586.27
8/31/00           $12,006.97         $16,219.18              $13,481.80
11/30/00          $11,512.68         $13,919.03              $13,222.78
2/28/01           $12,208.03         $14,609.22              $14,635.43
5/31/01           $13,191.71         $15,478.65              $15,542.89
8/31/01           $12,994.97         $14,639.96              $15,454.47
11/30/01          $12,963.90         $14,488.92              $15,113.58
2/28/02           $13,745.66         $14,847.55              $16,320.40
5/31/02           $14,331.62         $15,369.90              $17,339.54
8/31/02           $11,829.08         $12,811.14              $14,871.96

   --------------------------------------------------------
     Mid Cap Value Fund -- Institutional Class    $11,829
     Russell 2500 Index                           $12,811
     Russell 2500 Value Index                     $14,872
   ---------------------------------------------------------

   ---------------------------------------------------------------------------
                                  Total Returns
                                              One Year Ended       Average
                                              August 31, 2002     Annual(3)
                                              ---------------     ---------
     Mid Cap Value Fund -- Institutional Class    (8.97)%           3.25%
     Russell 2500 Index                          (12.49)%           4.83%
     Russell 2500 Value Index                     (3.78)%           7.85%
   ---------------------------------------------------------------------------

----------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund made on June 2, 1997 (inception) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the Russell 2500 and Russell 2500 Value Indices are unmanaged, do not incur expenses and are not available for investment.
(2) Boston Partners Asset Management L.P. waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
(3) For the period June 2, 1997 (commencement of operations) through August 31, 2002.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                               MID CAP VALUE FUND


             Comparison of Change in Value of $10,000 investment in Boston Partners Mid Cap Value Investor Class (1)(2) vs. Russell 2500 Index

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

             Mid Cap Value Fund--
                Investor Class     Russell 2500 Index   Russell 2500 Value Index
6/2/97            $10,000.00            $10,000.00              $10,000.00
8/31/97           $11,010.00            $11,172.13              $11,099.00
11/30/97          $11,240.00            $11,419.51              $11,669.85
2/28/98           $12,632.31            $12,289.12              $12,638.26
5/31/98           $12,856.61            $12,279.85              $12,837.11
8/31/98           $ 9,604.23            $ 9,289.34              $10,091.69
11/30/98          $10,695.15            $11,012.50              $11,518.89
2/28/99           $10,552.61            $10,893.94              $10,942.25
5/31/99           $11,663.95            $12,310.85              $12,247.88
8/31/99           $11,602.77            $12,298.50              $11,954.64
11/30/99          $10,756.53            $13,080.07              $11,653.39
2/29/00           $ 9,727.54            $16,211.32              $11,749.26
5/31/00           $11,329.85            $14,379.45              $12,586.27
8/31/00           $11,939.75            $16,219.18              $13,481.80
11/30/00          $11,443.56            $13,919.03              $13,222.78
2/28/01           $12,132.65            $14,609.22              $14,635.43
5/31/01           $13,097.04            $15,478.65              $15,542.89
8/31/01           $12,889.65            $14,639.96              $15,454.47
11/30/01          $12,858.50            $14,488.92              $15,113.58
2/28/02           $13,625.08            $14,847.55              $16,320.40
5/31/02           $14,198.89            $15,369.90              $17,339.54
8/31/02           $11,696.08            $12,811.14              $14,871.96

   --------------------------------------------------------
     Mid Cap Value Fund -- Investor Class         $11,696
     Russell 2500 Index                           $12,811
     Russell 2500 Value Index                     $14,872
   --------------------------------------------------------

   ---------------------------------------------------------------------------
                                  Total Returns
                                              One Year Ended       Average
                                              August 31, 2002     Annual(3)
                                              ---------------     ---------
     Mid Cap Value Fund -- Investor Class         (9.26)%           3.03%
     Russell 2500 Index                          (12.49)%           4.83%
     Russell 2500 Value Index                     (3.78)%           7.85%
   ---------------------------------------------------------------------------

----------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund made on June 2, 1997 (inception) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the Russell 2500 and Russell 2500 Value Indices are unmanaged, do not incur expenses and are not available for investment.
(2) Boston Partners Asset Management L.P. waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
(3) For the period June 2, 1997 (commencement of operations) through August 31, 2002.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                             SMALL CAP VALUE FUND II


             Comparison of Change in Value of $10,000 investment in
         Boston Partners Small Cap Value Institutional Class (1)(2) vs.
                            Russell 2000 Value Index

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

      Small Cap Value Fund--Institutional Class  Russell 2000 Value Index
7/1/98             $10,000.00                           $10,000.00
8/31/98            $ 7,620.00                           $ 7,773.62
11/30/98           $ 7,930.00                           $ 8,685.93
2/28/99            $ 7,640.00                           $ 8,157.32
5/31/99            $ 8,670.00                           $ 9,099.22
8/31/99            $ 8,670.00                           $ 8,868.24
11/30/99           $ 8,450.00                           $ 8,561.35
2/29/00            $ 8,713.79                           $ 9,118.02
5/31/00            $ 9,854.28                           $ 9,073.93
8/31/00            $11,394.95                           $10,081.23
11/30/00           $11,224.88                           $ 9,783.93
2/28/01            $14,381.97                           $11,118.18
5/31/01            $16,926.00                           $11,741.00
8/31/01            $17,613.30                           $11,897.63
11/30/01           $17,172.20                           $11,641.24
2/28/02            $17,994.57                           $12,594.35
5/31/02            $19,739.00                           $13,550.32
8/31/02            $16,312.45                           $11,232.14

   --------------------------------------------------------
     Small Cap Value Fund -- Institutional Class  $16,312
     Russell 2000 Value Index                     $11,232
   --------------------------------------------------------

   ---------------------------------------------------------------------------
                                  Total Returns
                                              One Year Ended       Average
                                              August 31, 2002     Annual(3)
                                              ---------------     ---------
     Small Cap Value Fund -- Institutional Class  (7.39)%          12.44%
     Russell 2000 Value Index                     (5.60)%           2.82%
   ---------------------------------------------------------------------------

----------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund made on July 1, 1998 (inception) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the Russell 2000 Value Index is unmanaged, does not incur expenses and is not available for investment.
(2) Boston Partners Asset Management L.P. waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
(3) For the period July 1, 1998 (commencement of operations) through August 31, 2002.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                             SMALL CAP VALUE FUND II


             Comparison of Change in Value of $10,000 investment in
            Boston Partners Small Cap Value Investor Class (1)(2) vs.
                            Russell 2000 Value Index

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

      Small Cap Value Fund--Investor Class   Russell 2000 Value Index
7/1/98             $10,000.00                     $10,000.00
8/31/98             $7,630.00                      $7,773.62
11/30/98            $7,940.00                      $8,685.93
2/28/99             $7,640.00                      $8,157.32
5/31/99             $8,660.00                      $9,099.22
8/31/99             $8,650.00                      $8,868.24
11/30/99            $8,440.00                      $8,561.35
2/29/00             $8,700.00                      $9,118.02
5/31/00             $9,830.00                      $9,073.93
8/31/00            $11,360.00                     $10,081.23
11/30/00           $11,180.00                      $9,783.93
2/28/02            $14,325.37                     $11,118.18
5/31/01            $16,858.20                     $11,741.00
8/31/01            $17,525.00                     $11,897.63
11/30/01           $17,083.80                     $11,641.24
2/28/02            $17,895.60                     $12,594.35
5/31/02            $19,618.73                     $13,550.32
8/31/02            $16,203.62                     $11,232.14

   --------------------------------------------------------
     Small Cap Value Fund -- Investor Class       $16,204
     Russell 2000 Value Index                     $11,232
   --------------------------------------------------------

   ---------------------------------------------------------------------------
                                  Total Returns
                                              One Year Ended       Average
                                              August 31, 2002     Annual(3)
                                              ---------------     ---------
     Small Cap Value Fund -- Investor Class       (7.54)%          12.26%
     Russell 2000 Value Index                     (5.60)%           2.82%
   ---------------------------------------------------------------------------

----------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund made on July 1, 1998 (inception) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the Russell 2000 Value Index is unmanaged, does not incur expenses and is not available for investment.
(2) Boston Partners Asset Management L.P. waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
(3) For the period July 1, 1998 (commencement of operations) through August 31, 2002.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                               ALL-CAP VALUE FUND


             Comparison of Change in Value of $10,000 investment in
        Boston Partners All-Cap Value Fund Institutional Class (1)(2) vs.
                            Russell 3000 Value Index

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

      All-Cap Value Fund--Institutional Class         Russell 3000 Value Index
7/1/02             $10,000.00                                $10,000.00
7/31/02            $ 9,240.00                                $ 9,029.00
8/31/02            $ 9,450.00                                $ 9,089.49

   --------------------------------------------------------
     All-Cap Value Fund -- Institutional Class     $9,450
     Russell 3000 Value Index                      $9,089
   --------------------------------------------------------

   ---------------------------------------------------------------------------
                                  Total Returns
                                               Period Ended        Average
                                              August 31, 2002     Annual(3)
                                              ---------------     ---------
     All-Cap Value Fund -- Institutional Class    (5.50)%        (28.33)%
     Russell 3000 Value Index                     (9.10)%        (42.99)%
   ---------------------------------------------------------------------------

----------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund made on July 1, 2002 (inception) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the Russell 3000 Value Index is unmanaged, does not incur expenses and is not available for investment.
(2) Boston Partners Asset Management L.P. waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
(3) For the period July 1, 2002 (commencement of operations) through August 31, 2002.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                               ALL-CAP VALUE FUND


             Comparison of Change in Value of $10,000 investment in
          Boston Partners All-Cap Value Fund Investor Class (1)(2) vs.
                            Russell 3000 Value Index

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

       All-Cap Value Fund--Investor Class       Russell 3000 Value Index
7/1/02             $10,000.00                         $10,000.00
7/31/02            $ 9,230.00                         $ 9,029.00
8/31/02            $ 9,440.00                         $ 9,089.49

   --------------------------------------------------------
     All-Cap Value Fund -- Investor Class          $9,440
     Russell 3000 Value Index                      $9,089
   --------------------------------------------------------

   ---------------------------------------------------------------------------
                                  Total Returns
                                               Period Ended        Average
                                              August 31, 2002     Annual(3)
                                              ---------------     ---------
     All-Cap Value Fund -- Investor Class         (5.60)%        (28.77)%
     Russell 3000 Value Index                     (9.10)%        (42.99)%
   ---------------------------------------------------------------------------

----------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund made on July 1, 2002 (inception) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the Russell 3000 Value Index is unmanaged, does not incur expenses and is not available for investment.
(2) Boston Partners Asset Management L.P. waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
(3) For the period July 1, 2002 (commencement of operations) through August 31, 2002.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                             LONG/SHORT EQUITY FUND


             Comparison of Change in Value of $10,000 investment in
      Boston Partners Long/Short Equity Fund Institutional Class (1)(2) vs.
                 Salomon Brothers 30 Day T-Bill Aggregate Index

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

                Long/Short Equity Fund--                 Salomon Brothers
                  Institutional Class             30 Day T-Bill Aggregate Index
11/17/98               $10,000.00                            $10,000.00
11/30/98               $ 9,580.00                            $10,020.00
2/28/99                $ 9,080.00                            $10,127.60
5/31/99                $ 9,500.00                            $10,239.41
8/31/99                $ 9,460.00                            $10,350.39
11/30/99               $ 8,100.00                            $10,464.66
2/29/00                $ 8,153.76                            $10,591.80
5/31/00                $10,311.81                            $10,738.64
8/31/00                $10,759.71                            $10,882.09
11/30/00               $11,798.02                            $11,042.84
2/28/01                $14,558.61                            $11,192.59
5/31/01                $15,093.63                            $11,315.03
8/31/01                $16,338.57                            $11,414.89
11/30/01               $16,081.40                            $11,490.40
2/28/02                $16,370.81                            $11,539.87
5/31/02                $17,456.52                            $11,590.76
8/31/02                $16,147.28                            $13,311.41

   ----------------------------------------------------------------
     Long/Short Equity Fund -- Institutional Class        $16,147
     Salomon Brothers 30 Day T-Bill Aggregate Index       $13,311
   ----------------------------------------------------------------

   ---------------------------------------------------------------------------
                                  Total Returns
                                                One Year Ended       Average
                                                August 31, 2002     Annual(3)
                                                ---------------     ---------
     Long/Short Equity Fund -- Institutional Class   (1.17)%          13.47%
     Salomon Brothers 30 Day T-Bill Aggregate Index  16.61%           7.84%
   ---------------------------------------------------------------------------

----------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund made on November 17, 1998 (inception) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the Salomon Brothers 30 Day T-Bill Aggregate Index is unmanaged, does not incur expenses and is not available for investment.
(2) Boston Partners Asset Management L.P. waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
(3) For the period November 17, 1998 (commencement of operations) through August 31, 2002.

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                             LONG/SHORT EQUITY FUND


             Comparison of Change in Value of $10,000 investment in
        Boston Partners Long/Short Equity Fund Investor Class (1)(2) vs.
                 Salomon Brothers 30 Day T-Bill Aggregate Index

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

                Long/Short Equity Fund--                 Salomon Brothers
                     Investor Class                30 Day T-Bill Aggregate Index
11/17/98               $10,000.00                           $10,000.00
11/30/98               $ 9,580.00                           $10,020.00
2/28/99                $ 9,090.00                           $10,127.60
5/31/99                $ 9,520.00                           $10,239.41
8/31/99                $ 9,430.00                           $10,350.39
11/30/99               $ 8,070.00                           $10,464.66
2/29/00                $ 8,147.17                           $10,591.80
5/31/00                $10,290.62                           $10,738.64
8/31/00                $10,737.60                           $10,882.09
11/30/00               $11,773.77                           $11,042.84
2/28/01                $14,515.18                           $11,192.59
5/31/01                $15,037.97                           $11,315.03
8/31/01                $16,268.07                           $11,414.89
11/30/01               $16,001.50                           $11,490.40
2/28/02                $16,277.19                           $11,539.87
5/31/02                $17,347.50                           $11,590.76
8/31/02                $16,033.46                           $13,311.41

   ---------------------------------------------------------------------------
     Long/Short Equity Fund -- Investor Class                  $16,033
     Salomon Brothers 30 Day T-Bill Aggregate Index            $13,311
   ---------------------------------------------------------------------------

   ---------------------------------------------------------------------------
                                  Total Returns
                                              One Year Ended       Average
                                              August 31, 2002     Annual(3)
                                              ---------------     ---------
     Long/Short Equity Fund -- Investor Class     (1.44)%          13.26%
     Salomon Brothers 30 Day T-Bill Aggregate
       Index                                       16.61%           7.84%
   ---------------------------------------------------------------------------

----------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund made on November 17, 1998 (inception) and reflects Fund expenses. Investors should note that the Fund is an aggressively managed mutual fund while the Salomon Brothers 30 Day T-Bill Aggregate Index is unmanaged, does not incur expenses and is not available for investment.
(2) Boston Partners Asset Management L.P. waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
(3) For the period November 17, 1998 (commencement of operations) through August 31, 2002.

                         BOSTON PARTNERS FAMILY OF FUNDS
                              LARGE CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 2002

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
COMMON STOCK--97.1%
ADVERTISING SERVICES--0.7%
   Interpublic Group of Companies,
     Inc. (The) ..............................      18,800          $   342,724
                                                                    -----------
AEROSPACE/DEFENSE--1.1%
   Lockheed Martin Corp. .....................       9,300              588,876
                                                                    -----------
AGRICULTURE--1.0%
   Archer-Daniels-Midland Co. ................      43,900              535,141
                                                                    -----------
AUTOMOTIVE--0.8%
   Ford Motor Co. ............................      36,100              424,897
                                                                    -----------
BANKS & SAVINGS & LOANS--7.5%
   Banco Bilbao Vizcaya Argentaria,
     S.A. - ADR ..............................      28,300              276,774
   Bank of New York Co., Inc. (The) ..........      13,600              478,040
   FleetBoston Financial Corp. ...............      45,500            1,097,915
   Golden State Bancorp, Inc. ................      15,700              541,650
   Golden West Financial Corp. ...............       7,900              537,121
   Toronto-Dominion Bank (The) ...............      13,100              290,427
   Wachovia Corp. ............................      20,200              744,370
                                                                    -----------
                                                                      3,966,297
                                                                    -----------
BROADCASTING & PUBLISHING--1.1%
   Liberty Media Corp., Class A* .............      69,700              582,692
                                                                    -----------
CEMENT MANUFACTURING--1.1%
   Cemex S.A. de C.V. - ADR ..................      23,900              562,845
                                                                    -----------
CHEMICALS--2.3%
   Praxair, Inc. .............................      16,500              924,495
   Syngenta AG - ADR* ........................      29,300              317,612
                                                                    -----------
                                                                      1,242,107
                                                                    -----------
COMPUTERS, SOFTWARE & SERVICES--3.0%
   Computer Sciences Corp.* ..................      17,100              629,793
   Microsoft Corp.* ..........................      19,800              971,784
                                                                    -----------
                                                                      1,601,577
                                                                    -----------


                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
CONSUMER PRODUCTS & SERVICES--1.3%
   Avon Products, Inc. .......................       8,900          $   433,786
   Mattel, Inc. ..............................      13,200              256,476
                                                                    -----------
                                                                        690,262
                                                                    -----------
CONTAINERS--0.5%
   Smurfit-Stone Container Corp.* ............      17,200              241,144
                                                                    -----------
DIVERSIFIED--1.8%
   McGraw-Hill Cos., Inc. (The) ..............      15,200              963,832
                                                                    -----------
ELECTRIC UTILITIES--0.5%
   Pinnacle West Capital Corp. ...............       7,700              257,257
                                                                    -----------
ELECTRONIC COMPONENTS & INSTRUMENTS--0.9%
   Agilent Technologies, Inc.* ...............      36,600              491,538
                                                                    -----------
ENERGY--1.3%
   Calpine Corp.* ............................      138,600             676,368
                                                                    -----------
FINANCIAL SERVICES--16.7%
   Citigroup, Inc. ...........................      55,420            1,815,005
   Countrywide Credit Industries,
     Inc. ....................................      28,600            1,501,214
   Fannie Mae ................................       8,600              651,708
   Freddie Mac ...............................      37,100            2,378,110
   Goldman Sachs Group, Inc. (The) ...........       7,600              587,480
   J.P. Morgan Chase & Co. ...................      22,300              588,720
   MBIA, Inc. ................................      28,850            1,325,946
                                                                    -----------
                                                                      8,848,183
                                                                    -----------
GAMBLING--2.3%
   International Game Technology* ............      13,200              853,776
   Mandalay Resort Group* ....................      12,400              373,240
                                                                    -----------
                                                                      1,227,016
                                                                    -----------
INSURANCE--9.3%
   ACE Ltd. ..................................      21,500              683,915
   Allmerica Financial Corp. .................       6,680              148,630
   American International Group,
     Inc. ....................................      23,095            1,450,366


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                              LARGE CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2002

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
INSURANCE--(CONTINUED)
   Berkshire Hathaway, Inc.* .................         500          $ 1,220,000
   Phoenix Companies, Inc. (The) .............      17,200              273,480
   Radian Group, Inc. ........................      17,600              764,896
   Travelers Property Casualty Corp.,
     Class A* ................................      24,449              384,338
                                                                    -----------
                                                                      4,925,625
                                                                    -----------
LEISURE & ENTERTAINMENT--1.0%
   Harrah's Entertainment, Inc.* .............      11,000              522,940
                                                                    -----------
MANUFACTURING--1.1%
   Tyco International Ltd. ...................      36,300              569,547
                                                                    -----------
MEDICAL EQUIPMENT AND SUPPLIES--3.4%
   Alcon, Inc.* ..............................      18,800              695,036
   Beckman Coulter, Inc. .....................       6,000              239,940
   C.R. Bard, Inc. ...........................       5,300              290,122
   Guidant Corp.* ............................       7,600              279,680
   Smith & Nephew plc - ADR ..................       5,400              316,440
                                                                    -----------
                                                                      1,821,218
                                                                    -----------
OIL & GAS EXPLORATION--6.9%
   Burlington Resources, Inc. ................      43,800            1,684,986
   Canadian Natural Resources Ltd. ...........       9,100              303,485
   Devon Energy Corp. ........................       6,200              291,400
   Kerr-McGee Corp. ..........................      11,100              520,035
   Petroleo Brasileiro S.A. - ADR ............      20,400              325,380
   Transocean, Inc.* .........................      22,100              541,450
                                                                    -----------
                                                                      3,666,736
                                                                    -----------
OIL SERVICES--5.1%
   Exxon Mobil Corp. .........................      37,500            1,329,375
   Marathon Oil Corp. ........................      55,200            1,366,200
                                                                    -----------
                                                                      2,695,575
                                                                    -----------
PAPER & FORESTRY PRODUCTS--2.2%
   Abitibi-Consolidated, Inc. ................      70,400              522,368
   Boise Cascade Corp. .......................       9,000              243,450
   International Paper Co. ...................      10,900              410,385
                                                                    -----------
                                                                      1,176,203
                                                                    -----------


                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
PHARMACEUTICALS--6.2%
   Merck & Co., Inc. .........................      17,500          $   884,100
   Pharmacia Corp. ...........................      29,000            1,267,300
   Wyeth .....................................      26,800            1,147,040
                                                                    -----------
                                                                      3,298,440
                                                                    -----------
PUBLISHING & INFORMATION SERVICES--3.8%
   Gannett Co., Inc. .........................       9,400              714,024
   Knight-Ridder, Inc. .......................      11,300              686,249
   Reader's Digest Association, Inc.
     (The), Class A ..........................      37,200              635,376
                                                                    -----------
                                                                      2,035,649
                                                                    -----------
REAL ESTATE--0.6%
   Equity Residential (REIT) .................      11,100              309,912
                                                                    -----------
RETAIL--3.0%
   Abercrombie & Fitch Co.* ..................      12,000              273,600
   Federated Department Stores,
     Inc.* ...................................      17,600              631,840
   Sears, Roebuck & Co. ......................      15,000              682,650
                                                                    -----------
                                                                      1,588,090
                                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.3%
   Cypress Semiconductor Corp.* ..............      13,100              137,943
                                                                    -----------
STEEL--0.5%
   United States Steel Corp. .................      19,100              262,243
                                                                    -----------
TELECOMMUNICATIONS & EQUIPMENT--6.0%
   3Com Corp.* ...............................      215,300           1,061,429
   ALLTEL Corp ...............................      16,700              702,402
   AT&T Corp. ................................      51,277              626,605
   Motorola, Inc. ............................      30,700              368,400
   SBC Communications, Inc. ..................      16,675              412,539
                                                                    -----------
                                                                      3,171,375
                                                                    -----------
TOBACCO--3.2%
   Philip Morris Cos., Inc. ..................      10,900              545,000
   UST, Inc. .................................      32,500            1,128,075
                                                                    -----------
                                                                      1,673,075
                                                                    -----------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                              LARGE CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 2002

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
TRANSPORTATION--0.1%
   CP Ships Ltd.* ............................       6,125          $    66,518
                                                                    -----------
WASTE MANAGEMENT--0.5%
   Republic Services, Inc., Class A* .........      12,500              257,500
                                                                    -----------
     TOTAL COMMON STOCK
       (Cost $56,807,346) ....................                       51,421,345
                                                                    -----------
SHORT TERM INVESTMENTS--5.0%
   Wilmington Prime Money Market
     Portfolio
     1.333% 09/03/02 .........................   2,640,877            2,640,877
                                                                    -----------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $2,640,877) .....................                        2,640,877
                                                                    -----------
TOTAL INVESTMENTS--102.1%
   (Cost $59,448,223) ........................                       54,062,222
                                                                    -----------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(2.1)% ......................                       (1,102,654)
                                                                    -----------
NET ASSETS--100.0% ...........................                      $52,959,568
                                                                    ===========
----------
* Non-income producing.
ADR-- American Depository Receipt.
REIT-- Real Estate Investment Trust.


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                               MID CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 2002

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
COMMON STOCK--96.6%
ADVERTISING SERVICES--1.7%
   Lamar Advertising Co.* ....................      29,405          $   939,784
                                                                    -----------
AGRICULTURE--1.0%
   Delta and Pine Land Co. ...................      31,900              580,580
                                                                    -----------
AUTOMOTIVE PARTS & EQUIPMENT--2.0%
   Lear Corp.* ...............................      24,400            1,137,040
                                                                    -----------
BANKS & SAVINGS & LOANS--2.8%
   Associated Banc-Corp ......................      11,480              399,619
   Golden State Bancorp, Inc. ................      18,300              631,350
   GreenPoint Financial Corp. ................      10,100              515,100
                                                                    -----------
                                                                      1,546,069
                                                                    -----------
CELLULAR/WIRELESS--1.8%
   Rogers Communications, Inc.,
     Class B* ................................      25,300              211,255
   United States Cellular Corp.* .............      25,750              809,837
                                                                    -----------
                                                                      1,021,092
                                                                    -----------
CHEMICALS--1.0%
   Ashland, Inc. .............................      19,300              553,138
                                                                    -----------
COMPUTERS, SOFTWARE & SERVICES--4.3%
   Adaptec, Inc.* ............................      51,300              314,469
   Lexmark International, Inc.* ..............      17,900              844,880
   Parametric Technology Corp.* ..............      94,000              214,320
   Sybase, Inc.* .............................      66,000              924,660
   Vignette Corp.* ...........................     127,100              113,119
                                                                    -----------
                                                                      2,411,448
                                                                    -----------
CONSULTING SERVICES--0.5%
   Hewitt Associates, Inc., Class A* .........       9,975              281,096
                                                                    -----------
DIVERSIFIED--2.5%
   ITT Industries, Inc. ......................       9,000              611,820
   Viad Corp. ................................      37,100              821,023
                                                                    -----------
                                                                      1,432,843
                                                                    -----------


                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
ELECTRIC UTILITIES--4.0%
   NSTAR .....................................      14,800          $   630,480
   Pinnacle West Capital Corp. ...............      39,400            1,316,354
   PPL Corp. .................................       7,700              279,895
                                                                    -----------
                                                                      2,226,729
                                                                    -----------
ELECTRONIC COMPONENTS & INSTRUMENTS--1.3%
   Molex, Inc. ...............................       9,800              291,060
   Molex, Inc., Class A ......................       5,370              136,774
   Thermo Electron Corp.* ....................      16,800              298,704
                                                                    -----------
                                                                        726,538
                                                                    -----------
ENERGY--0.8%
   Constellation Energy Group, Inc. ..........      15,800              442,558
                                                                    -----------
FINANCIAL SERVICES--4.0%
   A.G. Edwards, Inc. ........................      21,900              824,316
   Affiliated Managers Group, Inc.* ..........       9,400              492,560
   Countrywide Credit Industries,
     Inc. ....................................      18,100              950,069
                                                                    -----------
                                                                      2,266,945
                                                                    -----------
FOOD & BEVERAGE--5.8%
   Bunge Limited .............................      51,600            1,104,240
   Dean Foods Co.* ...........................      14,500              548,825
   McCormick & Co., Inc. .....................      35,700              826,455
   Smithfield Foods, Inc.* ...................      45,400              804,942
                                                                    -----------
                                                                      3,284,462
                                                                    -----------
HEALTHCARE--7.7%
   Apria Healthcare Group, Inc.* .............      51,905            1,197,967
   Caremark Rx, Inc.* ........................      19,200              311,040
   Express Scripts, Inc., Class A* ...........       6,200              297,600
   Health Net, Inc.* .........................      39,900              928,872
   Kindred Healthcare, Inc.* .................      13,900              520,694
   Manor Care, Inc.* .........................      47,000            1,101,680
                                                                    -----------
                                                                      4,357,853
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                               MID CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2002

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
HOTELS & MOTELS--2.2%
   Hilton Hotels Corp. .......................      62,500          $   719,375
   Starwood Hotel & Resorts
     Worldwide, Inc. .........................      20,330              524,107
                                                                    -----------
                                                                      1,243,482
                                                                    -----------
INSURANCE--14.3%
   Allmerica Financial Corp. .................      17,000              378,250
   CNA Financial Corp.* ......................      18,175              498,177
   Everest Re Group Ltd. .....................      10,200              552,840
   Jefferson-Pilot Corp. .....................      15,000              631,800
   Mercury General Corp. .....................      49,465            2,225,925
   Nationwide Financial Services, Inc.,
     Class A .................................      19,555              596,428
   PartnerRe Ltd. ............................      12,190              548,062
   Radian Group, Inc. ........................      46,200            2,007,852
   White Mountains Insurance Group
     Ltd. ....................................       1,905              592,455
                                                                    -----------
                                                                      8,031,789
                                                                    -----------
INTERNET--3.5%
   McAfee.com Corp.* .........................      22,500              374,625
   Network Associates, Inc.* .................      74,100              963,300
   ProQuest Co.* .............................      19,300              640,760
                                                                    -----------
                                                                      1,978,685
                                                                    -----------
LEISURE & ENTERTAINMENT--4.4%
   Harrah's Entertainment, Inc.* .............       9,800              465,892
   Regal Entertainment Group,
     Class A* ................................      53,975              947,261
   WMS Industries, Inc.* .....................      74,675            1,079,054
                                                                    -----------
                                                                      2,492,207
                                                                    -----------
MEDIA--0.4%
   Gemstar-TV Guide International,
     Inc.* ...................................      59,500              245,140
                                                                    -----------
MEDICAL EQUIPMENT & SUPPLIES--2.8%
   C.R. Bard, Inc. ...........................      20,300            1,111,222
   Invitrogen Corp.* .........................      12,900              459,240
                                                                    -----------
                                                                      1,570,462
                                                                    -----------

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
METALS - NON-FERROUS--1.0%
   Phelps Dodge Corp.* .......................      17,700          $   571,887
                                                                    -----------
OIL & GAS EXPLORATION--5.4%
   Devon Energy Corp. ........................      14,300              672,100
   Diamond Offshore Drilling, Inc. ...........      29,800              665,732
   Kerr-McGee Corp. ..........................      15,000              702,750
   Nabors Industries, Ltd* ...................      16,600              548,132
   Swift Energy Co.* .........................      36,100              475,076
                                                                    -----------
                                                                      3,063,790
                                                                    -----------
PACKAGING & CONTAINERS--1.3%
   Pactiv Corp.* .............................      40,800              740,928
                                                                    -----------
PAPER & FORESTRY PRODUCTS--3.2%
   Abitibi-Consolidated, Inc. ................     129,100              957,922
   Boise Cascade Corp. .......................      14,800              400,340
   Temple-Inland, Inc. .......................       8,900              455,235
                                                                    -----------
                                                                      1,813,497
                                                                    -----------
PHARMACEUTICALS--0.8%
   Shire Pharmaceuticals Group PLC -
     ADR* ....................................      15,200              443,688
                                                                    -----------
PUBLISHING & INFORMATION SERVICES--3.5%
   Knight-Ridder, Inc. .......................      17,200            1,044,556
   Meredith Corp. ............................      12,800              507,136
   Reader's Digest Association, Inc.
     (The), Class A ..........................      23,500              401,380
                                                                    -----------
                                                                      1,953,072
                                                                    -----------
REAL ESTATE--0.9%
   Trizec Properties, Inc. (REIT) ............      17,000              203,660
   Ventas, Inc. (REIT) .......................      24,100              313,300
                                                                    -----------
                                                                        516,960
                                                                    -----------
RETAIL--4.6%
   Foot Locker, Inc.* ........................      39,800              378,100
   Payless ShoeSource, Inc.* .................      25,100            1,327,790
   Toys "R" Us, Inc.* ........................      66,000              879,780
                                                                    -----------
                                                                      2,585,670
                                                                    -----------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                               MID CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 2002

                                                   NUMBER
                                                  OF SHARES            VALUE
                                                  ---------         -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.7%
   GlobespanVirata, Inc.* ....................     259,000          $   911,680
   National Semiconductor Corp.* .............      22,100              353,379
   Teradyne, Inc.* ...........................      18,580              235,037
                                                                    -----------
                                                                      1,500,096
                                                                    -----------
STEEL--0.6%
   United States Steel Corp. .................      23,700              325,401
                                                                    -----------
TELECOMMUNICATIONS--0.5%
   Nortel Networks Corp.* ....................     271,235              284,797
                                                                    -----------
TEXTILES & APPAREL--1.6%
   Jones Apparel Group, Inc.* ................      24,600              887,814
                                                                    -----------
TOBACCO--1.7%
   Loews Corp. - Carolina Group ..............      37,100              960,890
                                                                    -----------
     TOTAL COMMON STOCK
       (Cost $58,322,700) ....................                       54,418,430
                                                                    -----------
SHORT TERM INVESTMENTS--4.0%
   Wilmington Prime Money Market
     Portfolio
     1.333% 09/03/02 .........................   2,237,287            2,237,287
                                                                    -----------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $2,237,287) .....................                        2,237,287
                                                                    -----------
TOTAL INVESTMENTS--100.6%
   (Cost $60,559,987) ........................                       56,655,717
                                                                    -----------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(0.6)% ......................                         (351,055)
                                                                    -----------
NET ASSETS--100.0% ...........................                      $56,304,662
                                                                    ===========
----------
* Non-income producing.
REIT-- Real Estate Investment Trust.
ADR-- American Depository Receipt.


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 2002

                                                  NUMBER
                                                 OF SHARES             VALUE
                                                 ---------         ------------
COMMON STOCK--93.9%
ADVERTISING--1.1%
   ADVO, Inc. ................................      94,165         $  3,276,000
                                                                   ------------
AIR TRANSPORT--0.6%
   ExpressJet Holdings, Inc.* ................     112,800            1,291,560
   Mesaba Holdings, Inc.* ....................      53,200              319,200
                                                                   ------------
                                                                      1,610,760
                                                                   ------------
AUTOMOTIVE--1.2%
   Dollar Thrifty Automotive Group,
     Inc.* ...................................      47,244              829,132
   Lithia Motors, Inc.* ......................      36,500              740,220
   National R.V. Holdings, Inc.* .............     116,300            1,011,810
   Oshkosh Truck Corp. .......................      16,100              907,235
                                                                   ------------
                                                                      3,488,397
                                                                   ------------
BANKS & SAVINGS & LOANS--3.4%
   Bay View Capital Corp. ....................     460,300            2,646,725
   Brookline Bancorp, Inc. ...................      80,737            1,010,020
   Fidelity Bankshares, Inc. .................      21,600              430,488
   First Community Bancorp ...................      21,100              664,650
   Flagstar Bancorp, Inc. ....................      25,425              583,504
   IndyMac Bancorp, Inc.* ....................     187,200            4,268,160
   ITLA Capital Corp.* .......................       4,800              141,936
   Local Financial Corp.* ....................      24,100              356,439
                                                                   ------------
                                                                     10,101,922
                                                                   ------------
BEVERAGES--0.3%
   Robert Mondavi Corp. (The),
     Class A* ................................      25,700              809,036
                                                                   ------------
BROADCASTING & PUBLISHING--1.5%
   Alliance Atlantis Communications,
     Inc.* ...................................     332,900            3,791,731
   Liberty Corp. (The) .......................      13,700              486,350
                                                                   ------------
                                                                      4,278,081
                                                                   ------------
BUSINESS & PUBLIC SERVICES--5.8%
   Administaff, Inc.* ........................     620,500            1,675,350
   American Management Systems,
     Inc.* ...................................      80,200            1,203,000


                                                  NUMBER
                                                 OF SHARES             VALUE
                                                 ---------         ------------
BUSINESS & PUBLIC SERVICES--(CONTINUED)
   Gevity HR, Inc. ...........................      69,100         $    224,575
   Hall, Kinion & Associates, Inc.* ..........      89,800              449,000
   Kendle International, Inc.* ...............     105,600              865,920
   Kforce, Inc.* .............................     226,400              837,680
   Medical Staffing Network Holdings,
     Inc.* ...................................      67,900            1,216,089
   MPS Group, Inc.* ..........................     550,700            2,946,245
   National Processing, Inc.* ................      27,700              567,019
   Service Corporation
     International* ..........................   1,440,300            5,357,916
   Spherion Corp.* ...........................     120,100              990,825
   TMP Worldwide, Inc.* ......................      70,700              772,044
                                                                   ------------
                                                                     17,105,663
                                                                   ------------
CHEMICALS--1.6%
   Olin Corp. ................................     126,400            2,401,600
   Spartech Corp. ............................     104,300            2,232,020
                                                                   ------------
                                                                      4,633,620
                                                                   ------------
COMPUTERS, SOFTWARE & SERVICES--5.2%
   Adaptec, Inc.* ............................     136,300              835,519
   CompuCom Systems, Inc.* ...................     279,200            1,624,385
   Covansys Corp.* ...........................     158,700              469,752
   DataTRACK International, Inc.* ............     275,900              518,692
   Hyperion Solutions Corp.* .................      98,000            2,224,600
   Keane, Inc.* ..............................      16,300              132,030
   Maxtor Corp.* .............................     388,156            1,440,059
   MSC.Software Corp. ........................      74,000              777,000
   Parametric Technology Corp.* ..............     554,100            1,263,348
   PC-Tel, Inc.* .............................     261,100            1,556,156
   Pomeroy Computer Resources,
     Inc.* ...................................     113,796            1,347,345
   SPSS, Inc.* ...............................      90,000            1,035,000
   Tier Technologies, Inc. ...................      69,200            1,323,796
   Trident Microsystems, Inc.* ...............      67,100              253,638
   Verint Systems, Inc.* .....................      53,800              462,680
                                                                   ------------
                                                                     15,264,000
                                                                   ------------
CONSTRUCTION & BUILDING MATERIALS--1.4%
   Butler Manufacturing Co. ..................      34,900              855,050
   Champion Enterprises, Inc.* ...............     492,300            1,319,364


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2002

                                                  NUMBER
                                                 OF SHARES             VALUE
                                                 ---------         ------------
CONSTRUCTION & BUILDING MATERIALS--(CONTINUED)
   Granite Construction, Inc. ................      50,500         $    924,150
   Modtech Holdings, Inc.* ...................      88,000              902,000
                                                                   ------------
                                                                      4,000,564
                                                                   ------------
CONSULTING SERVICES--2.7%
   DiamondCluster International,
     Inc.* ...................................     208,055              724,031
   First Consulting Group, Inc.* .............     134,640              976,140
   Navigant Consulting, Inc.* ................     716,100            4,167,702
   Tetra Tech, Inc.* .........................     225,300            2,045,724
                                                                   ------------
                                                                      7,913,597
                                                                   ------------
CONSUMER PRODUCTS & SERVICES--2.1%
   Pennzoil-Quaker State Co. .................      68,300            1,490,989
   Pittston Brink's Group ....................      61,000            1,470,100
   Rent-A-Center, Inc.* ......................      31,200            1,704,768
   Silgan Holdings, Inc.* ....................      44,200            1,397,162
                                                                   ------------
                                                                      6,063,019
                                                                   ------------
DATA PROCESSING & REPRODUCTION--0.3%
   FileNET Corp.* ............................      72,100              979,118
                                                                   ------------
DISTRIBUTION--0.8%
   Bell Microproducts, Inc.* .................      12,600               68,796
   Daisytek International Corp.* .............      54,400              720,800
   Owens & Minor, Inc. .......................     113,700            1,642,965
                                                                   ------------
                                                                      2,432,561
                                                                   ------------
ELECTRIC UTILITIES--2.2%
   El Paso Electric Co.* .....................      62,100              729,675
   Green Mountain Power Corp. ................      18,900              331,695
   Sierra Pacific Resources ..................     711,800            5,267,320
                                                                   ------------
                                                                      6,328,690
                                                                   ------------
ELECTRONIC COMPONENTS & INSTRUMENTS--1.4%
   C&D Technologies, Inc. ....................      50,200              815,750
   GrafTech International Ltd.* ..............     183,700            1,590,842
   Technitrol, Inc. ..........................      46,100              917,851
   Ultratech Stepper, Inc.* ..................      61,400              780,394
                                                                   ------------
                                                                      4,104,837
                                                                   ------------

                                                  NUMBER
                                                 OF SHARES             VALUE
                                                 ---------         ------------
ELECTRONICS--0.8%
   Integrated Electrical Services,
     Inc.* ...................................     473,700         $  2,340,078
                                                                   ------------
ENERGY--0.6%
   Calpine Corp.* ............................     340,900            1,663,592
                                                                   ------------
ENVIRONMENTAL SERVICES--0.1%
   Exponent, Inc.* ...........................      33,300              413,586
                                                                   ------------
FINANCIAL SERVICES--6.8%
   Advanta Corp., Class B ....................     199,600            1,668,656
   BKF Capital Group, Inc. ...................      29,300              645,479
   Century Business Services, Inc.* ..........     343,200              926,640
   Charter Municipal Mtg. Accpt. Co. .........      51,500              898,675
   Federal Agricultural Mortgage
     Corp., Class C* .........................     145,900            4,085,200
   Gladstone Capital Corp. ...................     105,800            1,825,050
   Metris Companies, Inc. ....................     234,700              938,800
   MicroFinancial, Inc. ......................     139,900              698,101
   Oxford Financial Corp. ....................     130,000            1,235,000
   Saxon Capital, Inc.* ......................     453,400            6,392,940
   Van der Moolen Holding N.V. -
     ADR* ....................................      38,000              820,800
                                                                   ------------
                                                                     20,135,341
                                                                   ------------
GAMBLING--1.0%
   MTR Gaming Group, Inc.* ...................      74,700              644,661
   Scientific Games Corp.* ...................     315,800            2,286,392
                                                                   ------------
                                                                      2,931,053
                                                                   ------------
GAS & OIL SUPPLIER--0.3%
   World Fuel Services Corp. .................      47,200              904,352
                                                                   ------------
HEALTHCARE--8.4%
   Apria Healthcare Group, Inc.* .............     369,300            8,523,444
   Kindred Healthcare, Inc.* .................      75,700            2,835,722
   NBTY, Inc.* ...............................     312,200            4,751,684
   RehabCare Group, Inc.* ....................     231,400            5,391,620
   Renal Care Group, Inc.* ...................      78,900            2,590,287
   Res-Care, Inc.* ...........................     115,400              553,920
                                                                   ------------
                                                                     24,646,677
                                                                   ------------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2002

                                                  NUMBER
                                                 OF SHARES             VALUE
                                                 ---------         ------------
INSURANCE--10.0%
   American Physicians Capital,
     Inc.* ...................................      92,900         $  1,696,354
   Annuity and Life Re (Holdings)
     Ltd. ....................................     159,500              586,960
   Arch Capital Group Ltd.* ..................     183,900            5,151,039
   CNA Surety Corp. ..........................      73,000              965,060
   FPIC Insurance Group, Inc.* ...............      83,700              760,833
   Hilb, Rogal & Hamilton Co. ................      62,900            2,764,455
   Hub International Ltd.* ...................      63,900              980,865
   Insurance Auto Auctions, Inc.* ............      65,514            1,143,219
   IPC Holdings Ltd.* ........................     209,500            6,322,710
   Max Re Capital Ltd. .......................     111,500            1,367,993
   Odyssey Re Holdings Corp. .................     198,300            3,422,658
   PMA Capital Corp. .........................      52,150              976,770
   Scottish Annuity & Life Holdings
     Ltd. ....................................     115,200            1,937,664
   W.R. Berkley Corp. ........................      44,200            1,487,772
                                                                   ------------
                                                                     29,564,352
                                                                   ------------
INTERNET--2.0%
   Centra Software, Inc.* ....................     224,800              310,224
   DoubleClick, Inc.* ........................     591,500            3,330,145
   Earthlink, Inc.* ..........................     191,500            1,168,150
   ProQuest Co.* .............................      36,200            1,201,840
                                                                   ------------
                                                                      6,010,359
                                                                   ------------
LEISURE & ENTERTAINMENT--1.2%
   Multimedia Games, Inc.* ...................      44,500              945,625
   Topps Co., Inc. (The)* ....................      34,600              304,480
   WMS Industries, Inc.* .....................     151,300            2,186,285
                                                                   ------------
                                                                      3,436,390
                                                                   ------------
MACHINERY--0.4%
   AGCO Corp.* ...............................      58,600            1,120,432
                                                                   ------------
MANUFACTURING--2.2%
   Actuant Corp., Class A* ...................      26,900            1,028,925
   Foamex International, Inc.* ...............     186,000            1,023,000
   Quixote Corp. .............................     120,300            2,039,085
   Rayovac Corp.* ............................      66,100              898,960
   Toro Co. (The) ............................      28,300            1,577,725
                                                                   ------------
                                                                      6,567,695
                                                                   ------------

                                                  NUMBER
                                                 OF SHARES             VALUE
                                                 ---------         ------------
MEDICAL EQUIPMENT & SUPPLIES--4.4%
   Cooper Companies, Inc., (The) .............      46,400         $  2,106,096
   Cytyc Corp.* ..............................     193,600            1,905,024
   INAMED Corp.* .............................      48,700            1,142,015
   Option Care, Inc.* ........................     428,150            4,808,124
   Sola International, Inc.* .................     321,900            3,009,765
                                                                   ------------
                                                                     12,971,024
                                                                   ------------
METALS & MINING--0.5%
   Joy Global, Inc.* .........................     112,300            1,457,654
                                                                   ------------
OIL & GAS EXPLORATION--1.1%
   EXCO Resources, Inc.* .....................      16,600              265,600
   Parker Drilling Co.* ......................     223,500              525,225
   Swift Energy Co.* .........................     179,400            2,360,904
                                                                   ------------
                                                                      3,151,729
                                                                   ------------
OIL FIELD MACHINERY & EQUIPMENT--0.4%
   Grant Prideco, Inc.* ......................     115,600            1,134,036
                                                                   ------------
OIL SERVICES--1.6%
   Cal Dive International, Inc.* .............     217,100            4,048,915
   Enbridge Energy Partners, L.P. ............      13,700              608,965
                                                                   ------------
                                                                      4,657,880
                                                                   ------------
PACKAGING & CONTAINERS--0.7%
   Packaging Dynamics Corp. ..................      64,060              421,515
   Tupperware Corp. ..........................      94,000            1,714,560
                                                                   ------------
                                                                      2,136,075
                                                                   ------------
PRINTING SERVICES--0.6%
   Consolidated Graphics, Inc.* ..............      49,300              844,016
   Wallace Computer Services, Inc. ...........      56,100            1,038,972
                                                                   ------------
                                                                      1,882,988
                                                                   ------------
PUBLISHING & INFORMATION SERVICES--1.0%
   Pulitzer, Inc. ............................      28,700            1,267,105
   R.H. Donnelley Corp.* .....................      59,300            1,474,198
   Value Line, Inc. ..........................       7,700              327,951
                                                                   ------------
                                                                      3,069,254
                                                                   ------------
RAILROADS--1.3%
   RailAmerica, Inc.* ........................     417,600            3,904,560
                                                                   ------------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2002

                                                  NUMBER
                                                 OF SHARES             VALUE
                                                 ---------         ------------
REAL ESTATE--6.7%
   Coldwater Creek, Inc.* ....................      31,000         $    470,580
   Corporate Office Properties Trust
     (REIT) ..................................     182,575            2,574,308
   FBR Asset Investment Corp.
     (REIT) ..................................      51,700            1,747,460
   Insignia Financial Group, Inc.* ...........     272,400            2,206,440
   Jones Lang LaSalle, Inc.* .................      27,400              577,318
   LNR Property Corp. ........................      73,200            2,543,700
   Redwood Trust, Inc. (REIT) ................     160,600            4,792,304
   RFS Hotel Investors, Inc. (REIT) ..........     116,700            1,487,925
   Trammell Crow Co.* ........................     342,900            3,429,000
                                                                   ------------
                                                                     19,829,035
                                                                   ------------
RETAIL--5.4%
   Charming Shoppes, Inc.* ...................     408,400            2,801,624
   Claire's Stores, Inc. .....................      49,300            1,049,104
   Duane Reade, Inc.* ........................     174,400            2,764,240
   F.A.O., Inc.* .............................     184,810              685,645
   Finish Line, Inc. (The), Class A* .........     163,100            1,451,590
   Friedman's, Inc. ..........................     171,700            1,407,940
   Galyan's Trading Co.* .....................      47,200              502,208
   Men's Wearhouse, Inc. (The)* ..............      68,000            1,285,200
   Mothers Work, Inc.* .......................      14,600              509,540
   Oakley, Inc.* .............................      54,600              715,260
   Rite Aid Corp.* ...........................     292,500              614,250
   School Specialty, Inc.* ...................      21,600              509,544
   Steven Madden Ltd.* .......................      57,000            1,033,410
   Tommy Hilfiger Corp.* .....................      52,500              630,000
   Vans, Inc.* ...............................      11,000               69,960
                                                                   ------------
                                                                     16,029,515
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.4%
   Brooks-PRI Automation, Inc.* ..............      32,300              552,330
   Helix Technology Corp. ....................      53,400              574,050
                                                                   ------------
                                                                      1,126,380
                                                                   ------------

                                                  NUMBER
                                                 OF SHARES             VALUE
                                                 ---------         ------------
TELECOMMUNICATIONS--1.2%
   Lightbridge, Inc.* ........................     231,900         $  1,653,447
   Metro One Telecommunications,
     Inc.* ...................................      65,700              800,883
   Somera Communications, Inc* ...............     400,400            1,101,100
                                                                   ------------
                                                                      3,555,430
                                                                   ------------
TOBACCO--2.1%
   DIMON, Inc. ...............................     333,600            2,205,096
   Standard Commercial Corp. .................     115,700            2,205,242
   Universal Corp. ...........................      48,200            1,848,470
                                                                   ------------
                                                                      6,258,808
                                                                   ------------
TRANSPORTATION--0.9%
   CP Ships Ltd.* ............................     119,300            1,295,598
   Offshore Logistics, Inc.* .................      19,100              343,991
   UTI Worldwide, Inc.* ......................      53,200              881,524
                                                                   ------------
                                                                      2,521,113
                                                                   ------------
TRAVEL SERVICES--0.2%
   Ambassadors Group, Inc.* ..................      30,500              345,260
   Ambassadors International, Inc.* ..........      30,500              260,775
                                                                   ------------
                                                                        606,035
                                                                   ------------
     TOTAL COMMON STOCK
       (Cost $295,930,387) ...................                      276,415,288
                                                                   ------------
PREFERRED STOCKS--0.2%
OIL & GAS EXPLORATION--0.2%
   EXCO Resources, Inc.
     5.0% 05/23/03 ...........................      33,160              557,088
                                                                   ------------
     TOTAL PREFERRED STOCKS
       (Cost $670,942) .......................                          557,088
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             SMALL CAP VALUE FUND II
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 2002

                                                  NUMBER
                                                 OF SHARES             VALUE
                                                 ---------         ------------
SHORT TERM INVESTMENTS--3.7%
   Wilmington Prime Money Market
     Portfolio
     1.333% 09/03/02 .........................  10,773,821         $ 10,773,821
                                                                   ------------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $10,773,821) ....................                       10,773,821
                                                                   ------------
TOTAL INVESTMENTS--97.8%
   (Cost $307,375,150) .......................                      287,746,197
                                                                   ------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES--2.2% .........................                        6,567,417
                                                                   ------------
NET ASSETS--100.0% ...........................                     $294,313,614
                                                                   ============
----------
* Non-income producing.
ADR -- American Depository Receipt.
REIT -- Real Estate Investment Trust.


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                               ALL-CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 2002

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           ----------
COMMON STOCK--90.5%
AIR TRANSPORT--0.8%
   ExpressJet Holdings, Inc.* ................       1,275           $   14,599
                                                                     ----------
BROADCASTING & PUBLISHING--0.7%
   Liberty Media Corp., Class A* .............       1,680               14,045
                                                                     ----------
CHEMICALS--0.2%
   Spartech Corp. ............................         205                4,387
                                                                     ----------
COMPUTERS, SOFTWARE & SERVICES--2.2%
   Adaptec, Inc.* ............................         330                2,023
   E.piphany, Inc.* ..........................         150                  495
   Hewlett-Packard Co. .......................         760               10,207
   Microsoft Corp.* ..........................         220               10,797
   Perot Systems Corp., Class A* .............       1,235               14,635
   Vignette Corp.* ...........................       4,370                3,889
                                                                     ----------
                                                                         42,046
                                                                     ----------
CONSUMER PRODUCTS & SERVICES--2.0%
   Pittston Brink's Group ....................       1,550               37,355
                                                                     ----------
DATA PROCESSING & REPRODUCTION--1.1%
   Dun & Bradstreet Corp. (The)* .............         350               12,352
   Global Payments, Inc. .....................         340                9,472
                                                                     ----------
                                                                         21,824
                                                                     ----------
DISTRIBUTION--0.7%
   W.W. Grainger, Inc. .......................         305               13,740
                                                                     ----------
DIVERSIFIED OPERATIONS--0.5%
   Chemed Corp. ..............................         305               10,233
                                                                     ----------
ELECTRIC UTILITIES--1.7%
   Korea Electric Power (KEPCO)
     Corp. - ADR .............................       1,210               12,100
   PG&E Corp. ................................         900               10,215
   Sierra Pacific Resources ..................       1,245                9,213
                                                                     ----------
                                                                         31,528
                                                                     ----------
ELECTRICAL EQUIPMENT--0.5%
   Makita Corp. - ADR ........................       1,560                9,383
                                                                     ----------

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           ----------
ELECTRONIC COMPONENTS & INSTRUMENTS--0.7%
   Agere Systems, Inc., Class A* .............       2,535           $    4,030
   Altera Corp.* .............................         355                3,802
   Xilinx, Inc.* .............................         240                4,637
                                                                     ----------
                                                                         12,469
                                                                     ----------
ENERGY--1.5%
   Aquila, Inc. ..............................       3,805               14,954
   Calpine Corp.* ............................       2,700               13,176
                                                                     ----------
                                                                         28,130
                                                                     ----------
FINANCIAL SERVICES--12.6%
   BKF Capital Group, Inc. ...................         290                6,389
   Countrywide Credit Industries,
     Inc. ....................................         650               34,118
   Deluxe Corp. ..............................         345               15,684
   Fannie Mae ................................         260               19,703
   Freddie Mac ...............................         795               50,959
   MBIA, Inc. ................................       1,055               48,488
   MCG Capital Corp. .........................         605                9,952
   Moody's Corp. .............................         260               12,563
   Saxon Capital, Inc.* ......................       1,445               20,375
   SLM Corp. .................................         220               20,163
                                                                     ----------
                                                                        238,394
                                                                     ----------
FOOD & BEVERAGE--1.5%
   Chiquita Brands International,
     Inc.* ...................................         655               10,709
   Nestle SA - ADR ...........................         230               11,926
   Tyson Foods, Inc., Class A ................         405                5,030
                                                                     ----------
                                                                         27,665
                                                                     ----------
HEALTHCARE--3.4%
   Kindred Healthcare, Inc.* .................         365               13,673
   Lincare Holdings, Inc.* ...................         560               17,948
   Renal Care Group, Inc.* ...................       1,005               32,994
                                                                     ----------
                                                                         64,615
                                                                     ----------
HOUSEHOLD PRODUCTS--0.5%
   National Presto Industries, Inc. ..........         305                9,040
                                                                     ----------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                               ALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2002

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           ----------
INSURANCE--18.7%
   ACE Ltd. ..................................       2,005           $   63,779
   Alleghany Corp.* ..........................         155               28,326
   Allmerica Financial Corp. .................         670               14,908
   AmerUs Group Co. ..........................         570               18,234
   Arch Capital Group Ltd.* ..................         160                4,482
   CNA Financial Corp.* ......................         460               12,609
   IPC Holdings Ltd.* ........................         635               19,164
   Leucadia National Corp. ...................         655               22,722
   Loews Corp. ...............................       1,185               62,224
   Merchants Group, Inc. .....................          55                1,273
   Millea Holdings, Inc. - ADR* ..............         130                5,291
   PartnerRe Ltd. ............................         285               12,814
   Radian Group, Inc. ........................         440               19,122
   Scottish Annuity & Life Holdings
     Ltd. ....................................         810               13,624
   Travelers Property Casualty Corp.,
     Class A* ................................         255                4,009
   UnumProvident Corp. .......................         300                6,948
   White Mountains Insurance Group
     Ltd. ....................................         145               45,095
                                                                     ----------
                                                                        354,624
                                                                     ----------
MANUFACTURING--3.4%
   Lancaster Colony Corp. ....................         480               19,771
   Reebok International Ltd.* ................         660               16,144
   Tyco International Ltd. ...................       1,800               28,242
                                                                     ----------
                                                                         64,157
                                                                     ----------
MEDICAL EQUIPMENT & SUPPLIES--4.0%
   Alcon, Inc.* ..............................         480               17,746
   C.R. Bard, Inc. ...........................         265               14,506
   Guidant Corp.* ............................         165                6,072
   INAMED Corp.* .............................       1,230               28,843
   Smith & Nephew plc - ADR ..................         160                9,376
                                                                     ----------
                                                                         76,543
                                                                     ----------
OIL & GAS EXPLORATION--4.6%
   Burlington Resources, Inc. ................         250                9,617
   El Paso Corp. .............................       1,125               19,024
   ENI S.p.A. - ADR ..........................         230               17,342

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           ----------
OIL & GAS EXPLORATION--(CONTINUED)
   EOG Resources, Inc. .......................         310           $   10,800
   Occidental Petroleum Corp. ................         755               22,424
   Petroleo Brasileiro S.A. - ADR ............         445                7,098
                                                                     ----------
                                                                         86,305
                                                                     ----------
OIL SERVICES--3.3%
   Conoco, Inc. ..............................       1,795               44,068
   Marathon Oil Corp. ........................         735               18,191
                                                                     ----------
                                                                         62,259
                                                                     ----------
PHARMACEUTICALS--4.0%
   Bristol-Myers Squibb Co. ..................         545               13,598
   Johnson & Johnson .........................         205               11,134
   Merck & Co., Inc. .........................         795               40,163
   Schering-Plough Corp. .....................         500               11,540
                                                                     ----------
                                                                         76,435
                                                                     ----------
PUBLISHING & INFORMATION SERVICES--2.1%
   Reader's Digest Association, Inc.
     (The), Class A ..........................       2,345               40,053
                                                                     ----------
REAL ESTATE--8.0%
   Archstone-Smith Trust (REIT) ..............         515               13,570
   Camden Property Trust (REIT) ..............         115                4,123
   Consolidated-Tomoka Land Co. ..............         185                3,352
   Equity Office Properties Trust
     (REIT) ..................................          55                1,534
   FBR Asset Investment Corp.
      (REIT) .................................         740               25,012
   LNR Property Corp. ........................       1,320               45,870
   Mid-America Apartment
     Communities, Inc. (REIT) ................          70                1,764
   National Health Investors, Inc.
     (REIT) ..................................         550                8,041
   Public Storage, Inc. (REIT) ...............         280                8,932
   Trizec Properties, Inc. (REIT) ............       2,035               24,379
   Ventas, Inc. (REIT) .......................       1,230               15,990
                                                                     ----------
                                                                        152,567
                                                                     ----------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                               ALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 2002

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           ----------
RETAIL--2.9%
   Barnes & Noble, Inc.* .....................         535           $   12,246
   Borders Group, Inc.* ......................         680               12,825
   Payless ShoeSource, Inc.* .................         405               21,424
   Tommy Hilfiger Corp.* .....................         730                8,760
                                                                     ----------
                                                                         55,255
                                                                     ----------
TELECOMMUNICATIONS & EQUIPMENT--3.9%
   3Com Corp.* ...............................       3,375               16,638
   AT&T Canada Inc.* .........................       1,160               37,155
   Telephone and Data Systems, Inc. ..........         325               19,419
                                                                     ----------
                                                                         73,212
                                                                     ----------
TOBACCO--4.5%
   Universal Corp. ...........................         460               17,641
   UST, Inc. .................................       1,940               67,337
                                                                     ----------
                                                                         84,978
                                                                     ----------
TRANSPORTATION--0.5%
   Expeditors International of
     Washington, Inc. ........................         165                4,348
   Knightsbridge Tankers Ltd. ................         350                4,679
                                                                     ----------
                                                                          9,027
                                                                     ----------
     TOTAL COMMON STOCK
       (Cost $1,795,231) .....................                        1,714,868
                                                                     ----------
PREFERRED STOCKS--1.2%
AUTOMOBILES--0.6%
   Ford Capital Trust II 6.5% ................         240               11,028
                                                                     ----------
BUILDING & BUILDING MATERIALS--0.2%
   Fleetwood Capital II 9.5% .................          95                1,591
   Fleetwood Capital Trust 6.0% ..............         200                2,450
                                                                     ----------
                                                                          4,041
                                                                     ----------
COMPUTERS--0.2%
   Lucent Technologies 8.0% ..................          10                4,449
                                                                     ----------
OIL & GAS EXPLORATION--0.2%
   El Paso Corp. 9.0% ........................          95                4,190
                                                                     ----------
     TOTAL PREFERRED STOCKS
       (Cost $28,965) ........................                           23,708
                                                                     ----------

                                                  NUMBER
                                                 OF SHARES              VALUE
                                                 ---------           ----------
RIGHTS/WARRANTS--0.3%
BANKS & SAVINGS & LOANS--0.3%
   Golden State Bancorp Litigation
     Tracking Warrants
     expire 12/31/60 .........................       4,280           $    5,008
                                                                     ----------
     TOTAL RIGHTS/WARRANTS
       (Cost $4,965) .........................                            5,008
                                                                     ----------
REGISTERED INVESTMENT COMPANY--0.1%
   Morgan Stanley Asia-Pacific Fund,
     Inc. ....................................         175                1,442
                                                                     ----------
     TOTAL REGISTERED INVESTENT
       COMPANY
       (Cost $1,509) .........................                            1,442
                                                                     ----------

                                                      PAR
                                                     (000)
                                                     -----
ZERO COUPON BONDS--0.3%
   Shaw Group, Inc., (The)
     0.0% 05/01/21 ...........................         $10                5,187
                                                                     ----------
     TOTAL ZERO COUPON BONDS
       (Cost $4,860) .........................                            5,187
                                                                     ----------

                                                  NUMBER
                                                 OF SHARES
                                                 ---------
SHORT TERM INVESTMENTS--6.5%
   Wilmington Prime Money Market
     Portfolio
     1.333% 09/03/02 .........................     122,601              122,601
                                                                     ----------
     TOTAL SHORT TERM INVESTMENTS
       (Cost $122,601) .......................                          122,601
                                                                     ----------
TOTAL INVESTMENTS--98.9%
   (Cost $1,958,131) .........................                        1,872,814
                                                                     ----------

OTHER ASSETS IN EXCESS OF
   LIABILITIES--1.1% .........................                           21,117
                                                                     ----------
NET ASSETS--100.0% ...........................                       $1,893,931
                                                                     ==========
----------
* Non-income producing.
REIT -- Real Estate Investment Trust.
ADR -- American Depository Receipt.

    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 2002

                                                  NUMBER
                                                 OF SHARES             VALUE
                                                 ---------         ------------
LONG POSITIONS--103.2%
DOMESTIC COMMON STOCK--90.8%
AEROSPACE/DEFENSE--0.6%
   GenCorp, Inc. .............................      65,800         $    713,930
                                                                   ------------
BANKS & SAVINGS & LOANS--1.8%
   Bay View Capital Corp.+ ...................     170,779              981,979
   First International Bancorp, Inc. -
     Restricted Escrow Shares(1) .............      11,100                    0
   FleetBoston Financial Corp.+ ..............      44,500            1,073,785
                                                                   ------------
                                                                      2,055,764
                                                                   ------------
BROADCASTING & PUBLISHING--0.8%
   Liberty Corp. (The)+ ......................      27,000              958,500
                                                                   ------------
BUSINESS & PUBLIC SERVICES--6.6%
   Alderwoods Group, Inc.*+ ..................      66,800              428,188
   Gevity HR, Inc. ...........................     178,100              578,825
   Interep National Radio Sales, Inc.,
     Class A* ................................     283,700              950,395
   Interpool, Inc.+ ..........................      27,000              359,370
   Kelly Services, Inc., Class A+ ............      44,100            1,040,319
   Kforce, Inc.* .............................     218,500              808,450
   Medical Staffing Network Holdings,
     Inc.*+ ..................................      36,100              646,551
   Service Corporation International* ........     383,000            1,424,760
   Spherion Corp.*+ ..........................      49,400              407,550
   VitalWorks, Inc.* .........................      98,000              786,940
   Workflow Management, Inc.* ................      77,600              194,000
                                                                   ------------
                                                                      7,625,348
                                                                   ------------
CHEMICALS--0.6%
   Southwall Technologies, Inc.* .............     243,400              661,805
                                                                   ------------
COMPUTERS, SOFTWARE & SERVICES--7.9%
   Computer Network Technology
     Corp.*+ .................................     120,300              743,454
   Compuware Corp.* ..........................     300,500            1,090,815
   Fidelity National Information
     Solutions, Inc.* ........................      39,046              901,953
   Intuit, Inc.*+ ............................      23,600            1,053,268
   MAPICS, Inc.*+ ............................     101,800              635,334
   Parametric Technology Corp.* ..............     227,800              519,384
   Pervasive Software, Inc.* .................     225,300              732,225

                                                  NUMBER
                                                 OF SHARES             VALUE
                                                 ---------         ------------
COMPUTERS, SOFTWARE & SERVICES--(CONTINUED)
   Storage Technology Corp.* .................      77,800         $  1,061,970
   TechTeam Global, Inc.*+ ...................      78,400              540,176
   Trident Microsystems, Inc.* ...............     201,700              762,426
   Vignette Corp.* ...........................     276,500              246,085
   Wipro Ltd.+ - ADR .........................      31,000              809,100
                                                                   ------------
                                                                      9,096,190
                                                                   ------------
CONSTRUCTION & HOUSING--0.5%
   Cavalier Homes, Inc.* .....................     157,300              407,407
   Southern Energy Homes, Inc.* ..............      68,040              102,808
                                                                   ------------
                                                                        510,215
                                                                   ------------
CONSULTING SERVICES--1.1%
   Navigant Consulting, Inc.*+ ...............      75,450              439,119
   SITEL Corp.* ..............................     494,900              816,585
                                                                   ------------
                                                                      1,255,704
                                                                   ------------
CONSUMER PRODUCTS & SERVICES--3.4%
   Concord Camera Corp.* .....................     210,700              990,290
   Helen of Troy Ltd.*+ ......................      83,900            1,003,444
   Mattel, Inc.+ .............................      60,100            1,167,743
   Rent-Way, Inc.*+ ..........................     195,200              780,800
                                                                   ------------
                                                                      3,942,277
                                                                   ------------
CONTAINERS--2.6%
   BWAY Corp.*+ ..............................      70,100            1,082,344
   Crown Cork & Seal Co., Inc.*+ .............     148,500              864,270
   Graphic Packaging International
     Corp.*+ .................................     135,600            1,091,580
                                                                   ------------
                                                                      3,038,194
                                                                   ------------
DATA PROCESSING & REPRODUCTION--0.2%
   InfoUSA, Inc.* ............................      42,600              217,260
                                                                   ------------
DIVERSIFIED--2.1%
   Eaton Corp.+ ..............................      14,600            1,032,804
   Viad Corp.+ ...............................      63,800            1,411,894
                                                                   ------------
                                                                      2,444,698
                                                                   ------------
ELECTRIC UTILITIES--0.6%
   Green Mountain Power Corp.+ ...............      40,100              703,755
                                                                   ------------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2002

                                                  NUMBER
                                                 OF SHARES             VALUE
                                                 ---------         ------------
ELECTRONICS--0.9%
   Tech Data Corp.*+ .........................      32,200         $  1,064,854
                                                                   ------------
ENGINE MANUFACTURING--0.9%
   Briggs & Stratton Corp.+ ..................      26,200            1,028,350
                                                                   ------------
ENGINEERING--0.9%
   Fluor Corp.+ ..............................      38,400            1,062,144
                                                                   ------------
ENVIRONMENTAL SERVICES--2.0%
   Clean Harbors, Inc.*+ .....................      73,500              739,403
   Exponent, Inc.*+ ..........................      52,800              655,776
   Fuel-Tech N.V.* ...........................     188,200              950,410
                                                                   ------------
                                                                      2,345,589
                                                                   ------------
FINANCIAL SERVICES--6.9%
   A.G. Edwards, Inc.+ .......................      29,400            1,106,616
   Ameritrade Holding Corp.,
     Class A* ................................     314,800            1,142,724
   BKF Capital Group, Inc.+ ..................      37,400              823,922
   Century Business Services, Inc.* ..........     191,800              517,860
   London Pacific Group Ltd. - ADR ...........      20,670               51,675
   Metris Companies, Inc.+ ...................     429,200            1,716,800
   MicroFinancial, Inc. ......................      42,700              213,073
   SoundView Technology Group,
     Inc.* ...................................   1,099,600            1,472,364
   SWS Group, Inc.+ ..........................      51,700              709,324
   Westwood Holdings Group, Inc.+ ............      12,925              187,413
                                                                   ------------
                                                                      7,941,771
                                                                   ------------
FOOD & BEVERAGE--1.0%
   Tyson Foods, Inc., Class A+ ...............      93,300            1,158,786
                                                                   ------------
HEALTHCARE--6.7%
   America Service Group, Inc.*+ .............      35,300              442,309
   Conventry Health Care, Inc.* ..............      33,900            1,058,358
   Gentiva Health Services, Inc.+ ............     199,800            1,618,380
   HEALTHSOUTH Corp.* ........................      93,600              504,504
   Kindred Healthcare, Inc.*+ ................      50,000            1,873,000
   Oxford Health Plans, Inc.*+ ...............      27,100            1,098,905
   PacifiCare Health Systems, Inc.*+ .........      50,500            1,160,995
                                                                   ------------
                                                                      7,756,451
                                                                   ------------

                                                  NUMBER
                                                 OF SHARES             VALUE
                                                 ---------         ------------
INSURANCE--6.3%
   ACE Ltd.+ .................................      39,700         $  1,262,857
   Allmerica Financial Corp.+ ................      39,700              883,325
   American Physicians Capital,
     Inc.*+ ..................................      25,100              458,326
   Annuity and Life Re (Holdings)
     Ltd.+ ...................................     118,000              434,240
   Highlands Insurance Group, Inc.* ..........      41,100                  123
   Nationwide Financial Services, Inc.,
     Class A+ ................................      32,300              985,150
   Phoenix Companies, Inc. (The)+ ............      61,200              973,080
   Radian Group, Inc.+ .......................      51,900            2,255,574
                                                                   ------------
                                                                      7,252,675
                                                                   ------------
INTERNET SOFTWARE & SERVICES--8.3%
   Agile Software Corp.*+ ....................     175,500            1,182,870
   Art Technology Group, Inc.* ...............     808,100              751,533
   Avocent Corp.*+ ...........................      61,800            1,001,778
   Corillian Corp.* ..........................     166,900              168,402
   EDGAR Online, Inc.* .......................     261,500              353,025
   ePresence, Inc.* ..........................      74,100              129,675
   Hoover's, Inc.* ...........................      74,500              464,135
   Keynote Systems, Inc.*+ ...................     146,500            1,067,985
   Netopia, Inc.* ............................     115,300              223,682
   Packeteer, Inc.* ..........................     172,600              785,330
   RADVision Ltd.* ...........................     195,000              975,000
   RADWARE Ltd.*+ ............................      82,000              707,660
   Register.com, Inc.* .......................     105,200              468,140
   ScreamingMedia, Inc.* .....................     164,400              212,076
   SmartForce Public Limited Co. -
     ADR* ....................................     249,800            1,081,634
                                                                   ------------
                                                                      9,572,925
                                                                   ------------
LEISURE & ENTERTAINMENT--3.3%
   Ameristar Casinos, Inc.*+ .................      45,300              764,664
   Multimedia Games, Inc.*+ ..................      45,600              969,000
   Regal Entertainment Group,
     Class A*+ ...............................      24,700              433,485
   WMS Industries, Inc.*+ ....................     110,000            1,589,500
                                                                   ------------
                                                                      3,756,649
                                                                   ------------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2002

                                                  NUMBER
                                                 OF SHARES             VALUE
                                                 ---------         ------------
MACHINERY--1.6%
   Columbus McKinnon Corp.*+ .................     118,000         $    738,680
   Kennametal, Inc.+ .........................      30,900            1,073,775
                                                                   ------------
                                                                      1,812,455
                                                                   ------------
MANUFACTURING--1.2%
   Foamex International, Inc.*+ ..............      65,400              359,700
   Saucony, Inc., Class B*+ ..................      74,500              490,910
   York International Corp.+ .................      17,000              542,300
                                                                   ------------
                                                                      1,392,910
                                                                   ------------
MEDICAL EQUIPMENT AND SUPPLIES--1.4%
   INAMED Corp.*+ ............................      35,600              834,820
   Prime Medical Services, Inc.*+ ............      74,400              796,080
                                                                   ------------
                                                                      1,630,900
                                                                   ------------
METALS - STEEL--0.2%
   Universal Stainless & Alloy Products,
     Inc.*+ ..................................      38,300              279,590
                                                                   ------------
OFFICE EQUIPMENT & SUPPLIES--2.8%
   Danka Business Systems PLC -
     ADR* ....................................     480,900            1,298,430
   Office Depot, Inc.+ .......................      94,700            1,223,524
   Staples, Inc.*+ ...........................      50,900              707,510
                                                                   ------------
                                                                      3,229,464
                                                                   ------------
PAPER & FORESTRY PRODUCTS--1.0%
   Caraustar Industries, Inc.+ ...............     109,600            1,161,760
                                                                   ------------
PHARMACEUTICALS--3.8%
   Medarex, Inc.*+ ...........................     109,700              669,170
   Pfizer, Inc.+ .............................      42,600            1,409,208
   Pharmaceutical Resources, Inc.+ ...........      47,700            1,247,355
   Telik, Inc.*+ .............................      76,400            1,071,892
                                                                   ------------
                                                                      4,397,625
                                                                   ------------
PUBLISHING & INFORMATION SERVICES--1.0%
   Knight-Ridder, Inc.+ ......................      19,100            1,159,943
                                                                   ------------

                                                  NUMBER
                                                 OF SHARES             VALUE
                                                 ---------         ------------
RESTAURANTS--1.4%
   Friendly Ice Cream Corp.*+ ................      74,500         $    551,300
   Triarc Companies, Inc.+ ...................      41,700            1,029,990
                                                                   ------------
                                                                      1,581,290
                                                                   ------------
RETAIL--5.0%
   Dan River, Inc., Class A* .................      79,800              259,350
   Insight Enterprises, Inc.*+ ...............     114,700            1,291,522
   Payless ShoeSource, Inc.*+ ................      20,200            1,068,580
   Pep Boys - Manny, Moe & Jack,
     (The)+ ..................................      99,300            1,410,060
   Sports Authority, Inc. (The)+ .............     147,600              794,088
   Zale Corp.*+ ..............................      29,000              880,150
                                                                   ------------
                                                                      5,703,750
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.5%
   hi/fn, Inc.*+ .............................      92,500              516,391
                                                                   ------------
TELECOMMUNICATIONS & EQUIPMENT--2.4%
   Alvarion Ltd.* ............................     132,000              297,000
   Glenayre Technologies, Inc.* ..............     178,300              205,045
   Harmonic, Inc* ............................     296,200              755,310
   Paradyne Networks, Inc.* ..................      73,350              156,969
   Scientific-Atlanta, Inc.+ .................      51,600              760,584
   Sunshine PCS Corp., Class A* ..............       2,525                1,086
   Ulticom, Inc.*+ ...........................      92,000              550,160
                                                                   ------------
                                                                      2,726,154
                                                                   ------------
TEXTILES & APPAREL--0.7%
   Jones Apparel Group, Inc.*+ ...............      23,100              833,679
                                                                   ------------
TRANSPORTATION - SHIPPING--0.8%
   Hub Group, Inc., Class A*+ ................      60,700              300,465
   Sea Containers Ltd., Class A+ .............      52,700              579,700
                                                                   ------------
                                                                        880,165
                                                                   ------------
WASTE MANAGEMENT--1.0%
   Republic Services, Inc., Class A*+ ........      57,300            1,180,380
                                                                   ------------
     TOTAL DOMESTIC COMMON STOCK
       (Cost $125,737,637) ...................                      104,650,290
                                                                   ------------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2002

                                                  NUMBER
                                                 OF SHARES             VALUE
                                                 ---------         ------------
SHORT-TERM INVESTMENTS--12.4%
   Wilmington Prime Money Market
     Portfolio
     1.333% 09/03/02 .........................   14,270,735        $ 14,270,735
                                                                   ------------
     TOTAL SHORT-TERM
       INVESTMENTS
       (Cost $14,270,735) ....................                       14,270,735
                                                                   ------------
     TOTAL LONG POSITIONS--103.2%
       (Cost $140,008,372) ...................                      118,921,025
                                                                   ------------
SECURITIES SOLD SHORT--(82.1%)
ADVERTISING SERVICES--(0.3%)
   Getty Images, Inc. ........................     (17,200)            (309,944)
                                                                   ------------
AEROSPACE & DEFENSE--(0.1%)
   Environmental Tectonics Corp. .............     (28,600)            (178,750)
                                                                   ------------
AIR TRANSPORT--(1.3%)
   Alaska Air Group, Inc. ....................     (13,700)            (334,691)
   JetBlue Airways Corp. .....................     (25,500)            (981,750)
   US Airways Group, Inc. ....................    (187,500)            (131,250)
                                                                   ------------
                                                                     (1,447,691)
                                                                   ------------
AUTOMOTIVE--(1.3%)
   Autoliv, Inc. .............................     (32,000)            (700,800)
   Group 1 Automotive, Inc. ..................     (11,500)            (313,950)
   Sports Resorts International,
     Inc. ....................................     (51,600)            (188,340)
   United Auto Group, Inc. ...................     (19,500)            (310,245)
                                                                   ------------
                                                                     (1,513,335)
                                                                   ------------
BUILDING & BUILDING MATERIALS--(3.8%)
   Astec Industries, Inc. ....................     (26,400)            (350,328)
   Beazer Homes USA, Inc. ....................      (5,700)            (365,826)
   Hovanian Enterprises, Inc. ................     (30,600)            (952,272)
   Kb Home ...................................     (18,400)            (882,280)
   Ryland Group, Inc. (The) ..................     (20,900)            (891,385)
   Toll Brothers, Inc. .......................     (36,200)            (905,000)
                                                                   ------------
                                                                     (4,347,091)
                                                                   ------------

                                                  NUMBER
                                                 OF SHARES             VALUE
                                                 ---------         ------------
BUSINESS & PUBLIC SERVICES--(3.9%)
   ARAMARK Corp., Class B ....................     (38,800)        $   (878,820)
   Gaiam, Inc. ...............................     (28,700)            (321,727)
   Goodyear Tire & Rubber Co.,
     (The) ...................................     (37,700)            (509,704)
   Mobile Mini, Inc. .........................     (26,400)            (405,240)
   Paychex, Inc. .............................     (22,900)            (535,860)
   SCP Pool Corp. ............................     (26,300)            (726,406)
   TRC Companies, Inc. .......................     (19,500)            (340,665)
   Xerox Corp. ...............................    (110,700)            (776,007)
                                                                   ------------
                                                                     (4,494,429)
                                                                   ------------
CHEMICALS--(0.4%)
   Cabot Corp. ...............................     (18,300)            (436,272)
                                                                   ------------
COMPUTERS, SOFTWARE & SERVICES--(6.0%)
   Authentidate Holding Corp. ................     (24,500)             (55,125)
   Brocade Communications
     Systems, Inc. ...........................     (60,400)            (873,988)
   CACI International, Inc., Class A .........     (35,800)          (1,333,550)
   CDW Computer Centers, Inc. ................     (21,000)            (901,320)
   ConSyGen, Inc. ............................        (200)                   0
   Echelon Corp. .............................     (74,200)            (954,212)
   Extended Systems, Inc. ....................     (35,900)             (93,340)
   InFocus Corp. .............................     (70,800)            (789,420)
   OPNET Technologies, Inc. ..................     (38,200)            (249,828)
   Pegasystems, Inc. .........................     (32,700)            (291,030)
   Precise Software Solutions Ltd. ...........     (48,200)            (578,400)
   Wipro Ltd. - ADR ..........................     (31,000)            (809,100)
   Xybernaut Corp. ...........................     (66,700)             (26,013)
                                                                   ------------
                                                                     (6,955,326)
                                                                   ------------
CONSTRUCTION & HOUSING--(0.8%)
   Lennar Corp. ..............................     (17,600)            (929,280)
                                                                   ------------
CONSUMER PRODUCTS & SERVICES--(2.6%)
   Callaway Golf Co. .........................     (28,600)            (424,138)
   Coinstar, Inc. ............................     (31,300)            (845,100)
   Ionics, Inc. ..............................     (45,100)            (998,965)
   MemberWorks, Inc. .........................     (42,300)            (676,800)
                                                                   ------------
                                                                     (2,945,003)
                                                                   ------------


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2002

                                                  NUMBER
                                                 OF SHARES             VALUE
                                                 ---------         ------------
ELECTRONIC COMPONENTS & INSTRUMENTS--(1.4%)
   L-3 Communications Holdings,
     Inc. ....................................     (29,700)        $ (1,511,433)
   Skyworks Solutions, Inc. ..................     (27,700)            (116,340)
                                                                   ------------
                                                                     (1,627,773)
                                                                   ------------
ELECTRONICS--(1.6%)
   EDO Corp. .................................     (46,300)          (1,104,255)
   Micron Technology, Inc. ...................     (14,900)            (257,025)
   Verisity Ltd ..............................     (32,800)            (434,600)
                                                                   ------------
                                                                     (1,795,880)
                                                                   ------------
ENERGY - OTHER--(2.6%)
   Ballard Power Systems, Inc. ...............     (16,100)            (225,561)
   Dominion Resources, Inc. ..................     (14,900)            (934,379)
   Duke Energy Corp. .........................     (41,100)          (1,102,713)
   Dynegy, Inc. ..............................    (223,200)            (464,256)
   FuelCell Energy, Inc. .....................     (31,000)            (217,000)
   Plug Power, Inc. ..........................     (17,000)             (99,960)
                                                                   ------------
                                                                     (3,043,869)
                                                                   ------------
FINANCIAL SERVICES--(7.2%)
   Allied Capital Corp. ......................     (48,000)          (1,149,600)
   Clark/Bardes, Inc. ........................     (34,100)            (579,700)
   Fremont General Corp. .....................    (336,500)          (1,766,625)
   Greater Bay Bancorp .......................     (35,800)            (902,160)
   Household International, Inc. .............     (13,800)            (498,318)
   Kookmin Bank - ADR ........................     (20,200)            (945,360)
   NextCard, Inc. ............................    (128,500)              (2,184)
   Providian Financial Corp. .................    (152,900)            (868,472)
   Sovereign Bancorp, Inc. ...................     (38,600)            (591,352)
   Trustmark Corp. ...........................     (38,800)            (963,404)
                                                                   ------------
                                                                     (8,267,175)
                                                                   ------------
FOOD & BEVERAGE--(3.4%)
   American Italian Pasta Co.,
     Class A .................................     (47,700)          (1,768,716)
   Safeway, Inc. .............................     (17,200)            (444,104)
   Sensient Technologies Corp. ...............     (32,000)            (715,840)
   United Natural Foods, Inc. ................     (46,800)            (947,700)
                                                                   ------------
                                                                     (3,876,360)
                                                                   ------------

                                                  NUMBER
                                                 OF SHARES             VALUE
                                                 ---------         ------------
INSURANCE--(3.6%)
   First American Corp. ......................     (24,000)        $   (515,280)
   LandAmerica Financial Group, Inc. .........     (16,200)            (586,440)
   Manulife Financial Corp. ..................     (85,000)          (1,964,350)
   St. Paul Cos., Inc., (The) ................     (12,600)            (383,292)
   Trenwick Group Ltd. .......................    (155,035)            (658,899)
                                                                   ------------
                                                                     (4,108,261)
                                                                   ------------
INTERNET SOFTWARE & SERVICES--(3.0%)
   1-800 CONTACTS, Inc. ......................      (7,000)             (71,750)
   Akamai Technologies, Inc. .................     (84,900)             (80,655)
   Answerthink, Inc. .........................     (30,100)             (61,705)
   eBay, Inc. ................................     (17,200)            (972,144)
   Exult, Inc. ...............................     (97,100)            (286,445)
   Interliant, Inc. ..........................        (600)                 (17)
   Internet Security Systems, Inc. ...........     (42,300)            (642,114)
   Raindance Communications, Inc. ............     (88,100)            (189,415)
   Secure Computing Corp. ....................      (9,400)             (41,548)
   WebEx Communications, Inc. ................     (72,400)          (1,066,452)
                                                                   ------------
                                                                     (3,412,245)
                                                                   ------------
LEISURE & ENTERTAINMENT--(2.0%)
   Escalade, Inc. ............................     (11,450)            (234,496)
     Polaris Industries, Inc. ................     (16,400)          (1,202,940)
     Royal Caribbean Cruises Ltd. ............     (49,300)            (872,610)
                                                                   ------------
                                                                     (2,310,046)
                                                                   ------------
MANUFACTURING--(0.5%)
   Singing Machine Co., Inc. (The) ...........     (45,420)            (433,761)
   Woodward Governor Co. .....................      (4,300)            (206,400)
                                                                   ------------
                                                                       (640,161)
                                                                   ------------
MEDIA--(0.6%)
   Univision Communications, Inc. ............     (28,300)            (659,390)
                                                                   ------------
MEDICAL EQUIPMENT & SUPPLIES--(10.1%)
   Affymetrix, Inc. ..........................     (56,100)          (1,010,361)
   Aksys Ltd. ................................    (103,500)            (644,805)
   AstraZeneca PLC - ADR .....................     (32,300)            (941,545)
   Bausch & Lomb, Inc. .......................     (24,000)            (755,760)
   Bio-Rad Laboratories, Inc. ................     (25,100)          (1,052,945)
   Cerus Corp. ...............................     (52,800)            (916,080)
   DENTSPLY International, Inc. ..............     (16,500)            (654,555)


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2002

                                                  NUMBER
                                                 OF SHARES             VALUE
                                                 ---------         ------------
MEDICAL EQUIPMENT & SUPPLIES--(CONTINUED)
   Haemonetics Corp. .........................     (38,700)        $ (1,062,702)
   IMPATH, Inc. ..............................     (65,900)            (810,570)
   Intuitive Surgical, Inc. ..................     (67,700)            (499,626)
   Luminex Corp. .............................    (134,100)          (1,072,800)
   Martek Biosciences Corp. ..................     (58,600)          (1,054,800)
   NexMed, Inc. ..............................    (114,200)            (216,980)
   United Surgical Partners
     International, Inc. .....................     (16,800)            (485,016)
   Vasomedical, Inc. .........................    (267,700)            (473,829)
                                                                   ------------
                                                                    (11,652,374)
                                                                   ------------
MINING & METALS--(0.3%)
   Arch Coal, Inc. ...........................     (22,100)            (404,430)
                                                                   ------------
OIL & GAS EXPLORATION--(0.4%)
   Penn Virginia Corp. .......................     (14,900)            (522,990)
                                                                   ------------
OIL SERVICES--(0.3%)
   Baker Hughes, Inc. ........................     (12,600)            (346,500)
                                                                   ------------
PHARMACEUTICALS--(4.2%)
   Celgene Corp. .............................     (56,000)            (973,280)
   Forest Laboratories, Inc. .................      (5,800)            (423,400)
   Medicines Co. (The) .......................     (48,700)            (477,260)
   NaPro BioTherapeutics, Inc. ...............    (160,700)            (305,330)
   Regeneron Pharmaceuticals, Inc. ...........     (46,000)            (710,700)
   Taro Pharmaceutical Industries
     Ltd. ....................................     (30,300)            (909,000)
   Trimeris, Inc. ............................     (23,300)          (1,060,150)
   Tularik, Inc. .............................      (2,700)             (18,900)
                                                                   ------------
                                                                     (4,878,020)
                                                                   ------------
PRINTING SERVICES--(0.2%)
   Multi-Color Corp. .........................     (16,550)            (236,665)
                                                                   ------------
PUBLISHING--(0.8%)
   Scholastic Corp. ..........................     (21,700)            (915,306)
                                                                   ------------
REAL ESTATE--(0.4%)
   Tejon Ranch Co. ...........................     (19,600)            (479,024)
                                                                   ------------
RECREATION--(0.3%)
   Bally Total Fitness Holding Corp. .........     (28,600)            (335,478)
                                                                   ------------

                                                  NUMBER
                                                 OF SHARES             VALUE
                                                 ---------         ------------
RESTAURANTS--(2.4%)
   CEC Entertainment, Inc. ...................     (10,300)        $   (376,156)
   Cheesecake Factory, Inc. (The) ............     (22,500)            (641,025)
   Chicago Pizza & Brewery, Inc. .............    (130,000)            (943,800)
   Outback Steakhouse, Inc. ..................     (13,800)            (405,168)
   P.F. Chang's China Bistro, Inc. ...........     (13,500)            (427,140)
                                                                   ------------
                                                                     (2,793,289)
                                                                   ------------
RETAIL--(7.9%)
   A.C. Moore Arts & Crafts, Inc. ............     (84,200)          (1,793,460)
   AutoZone, Inc. ............................     (12,600)            (911,610)
   Circuit City Stores, Inc. - CarMax
     Group ...................................     (17,200)            (277,780)
   Cost Plus, Inc. ...........................     (40,400)            (987,780)
   Dollar General Corp. ......................     (61,800)            (925,764)
   Hot Topic, Inc. ...........................     (33,100)            (575,940)
   Michaels Stores, Inc. .....................     (26,100)          (1,213,389)
   Pacific Sunwear of California,
     Inc. ....................................     (27,200)            (591,600)
   PriceSmart, Inc. ..........................     (10,000)            (258,000)
   Sharper Image Corp. .......................     (64,200)          (1,156,884)
   Wild Oats Markets, Inc. ...................     (32,100)            (360,804)
                                                                   ------------
                                                                     (9,053,011)
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--(2.5%)
   AstroPower, Inc. ..........................     (29,375)            (207,975)
   Credence Systems Corp. ....................     (79,000)            (912,450)
   Cree, Inc. ................................     (46,400)            (638,464)
   Integrated Circuit Systems, Inc. ..........     (23,500)            (419,005)
   Intersil Corp., Class A ...................     (22,900)            (387,468)
   KLA-Tencor Corp. ..........................     (10,300)            (338,561)
                                                                   ------------
                                                                     (2,903,923)
                                                                   ------------
TELECOMMUNICATIONS & EQUIPMENT--(2.6%)
   Choice One Communications,
     Inc. ....................................     (55,900)             (27,950)
   CTC Communications Group, Inc. ............    (211,600)             (33,856)
   Finisar Corp. .............................     (40,900)             (56,401)
   Inter-Tel, Inc. Class A ...................     (38,100)            (906,018)
   Nextel Communications, Inc.,
     Class A .................................     (90,600)            (689,466)
   QUALCOMM, Inc. ............................     (24,500)            (678,895)
   RCN Corp. .................................    (145,200)            (120,516)


    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                             LONG/SHORT EQUITY FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 2002

                                                  NUMBER
                                                 OF SHARES             VALUE
                                                 ---------         ------------
TELECOMMUNICATIONS & EQUIPMENT--(CONTINUED)
   Shaw Communications, Inc.,
     Class B .................................     (28,700)        $   (287,000)
   US LEC Corp., Class A .....................     (66,900)            (161,229)
                                                                   ------------
                                                                     (2,961,331)
                                                                   ------------
TEXTILES & APPAREL--(0.8%)
   Cintas Corp. ..............................     (20,600)            (906,606)
                                                                   ------------
TRANSPORTATION--(2.5%)
   Hunt (J.B.) Transport Services,
     Inc. ....................................     (16,200)            (384,102)
   Kirby Corp. ...............................     (17,200)            (388,720)
   P.A.M. Transportation Services,
     Inc. ....................................     (23,700)            (504,573)
   United Parcel Service, Inc. ...............     (10,700)            (683,837)
   Werner Enterprises, Inc. ..................     (50,800)            (908,304)
                                                                   ------------
                                                                     (2,869,536)
                                                                   ------------
     TOTAL SECURITIES SOLD SHORT
       (Proceeds $109,542,873) ...............                      (94,556,764)
                                                                   ------------
NET INVESTMENTS IN SECURITIES--21.1%
   (Cost $30,465,499) ........................                       24,364,261
                                                                   ------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES--78.9% ........................                       90,871,045
                                                                   ------------
NET ASSETS--100.0% ...........................                     $115,235,306
                                                                   ============
----------
*   Non-income producing.
+ Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $73,418,295.
(1) This security is currently fair valued.

ADR -- American Depository Receipt.


    The accompanying notes are an integral part of the financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                         BOSTON PARTNERS FAMILY OF FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2002

                                                                LARGE CAP        MID CAP            SMALL CAP          ALL-CAP
                                                                VALUE FUND      VALUE FUND        VALUE FUND II      VALUE FUND
                                                                -----------     -----------       -------------      -----------
ASSETS
   Investments, at value (cost-- $59,448,223,
     $60,559,987, $307,375,150, $1,958,131,
     and $140,008,372, respectively) .....................      $54,062,222     $56,655,717       $287,746,197       $ 1,872,814
   Receivable from Investment Advisor ....................               --              --                 --            11,900
   Deposits with brokers for securities sold short .......               --              --                 --                --
   Receivable for investments sold .......................          484,607          11,204         11,274,562            13,699
   Receivable for fund shares sold .......................           17,913              --             44,523                --
   Prepaid expenses ......................................            7,438          11,285             21,746            24,535
   Dividends and interest receivable .....................           76,037          69,022            142,032             2,313
                                                                -----------     -----------       ------------       -----------
     Total assets ........................................       54,648,217      56,747,228        299,229,060         1,925,261
                                                                -----------     -----------       ------------       -----------
LIABILITIES
   Payable for investments purchased .....................        1,493,129         360,301          4,040,667            18,123
   Securities sold short (proceeds $109,542,873) .........               --              --                 --                --
   Payable for fund shares redeemed ......................          137,394           2,537            364,551                --
   Accrued expenses and other liabilities ................           58,126          79,728            510,228            13,207
   Payable for dividends on securities sold short ........               --              --                 --                --
                                                                -----------     -----------       ------------       -----------
     Total liabilities ...................................        1,688,649         442,566          4,915,446            31,330
                                                                -----------     -----------       ------------       -----------
NET ASSETS
   Capital stock, $0.001 par value .......................            5,113           5,820             18,842               200
   Additional Paid-in capital ............................       60,099,593      61,505,284        320,241,113         1,987,955
   Undistributed net investment income/(loss) ............          289,531           1,851                 --               452
   Accumulated net realized loss from investments
     and foreign currency translations, if any ...........       (2,048,668)     (1,304,023)        (6,317,388)           (9,359)
   Net unrealized depreciation on investments and
     foreign currency translations, if any ...............       (5,386,001)     (3,904,270)       (19,628,953)          (85,317)
   Net unrealized appreciation on investments sold short..               --              --                 --                --
                                                                -----------     -----------       ------------       -----------
     Net assets ..........................................      $52,959,568     $56,304,662       $294,313,614       $ 1,893,931
                                                                ===========     ===========       ============       ===========
INSTITUTIONAL CLASS
   Net assets ............................................      $45,066,949     $50,072,662       $ 40,475,341       $ 1,810,081
                                                                -----------     -----------       ------------       -----------
   Shares outstanding ....................................        4,361,276       5,170,161          2,575,915           191,534
                                                                -----------     -----------       ------------       -----------
   Net asset value, offering and redemption
     price per share .....................................           $10.33           $9.69             $15.71             $9.45
                                                                ===========     ===========       ============       ===========
INVESTOR CLASS
   Net assets ............................................      $ 7,892,619     $ 6,232,000       $253,838,273       $    83,850
                                                                -----------     -----------       ------------       -----------
   Shares outstanding ....................................          751,711         650,250         16,266,320             8,881
                                                                -----------     -----------       ------------       -----------
   Net asset value, offering and redemption
     price per share .....................................           $10.50           $9.58             $15.61             $9.44
                                                                ===========     ===========       ============       ===========

                                                                 LONG/SHORT
                                                                 EQUITY FUND
                                                                ------------
ASSETS
   Investments, at value (cost-- $59,448,223,
     $60,559,987, $307,375,150, $1,958,131,
     and $140,008,372, respectively) .....................      $118,921,025
   Receivable from Investment Advisor ....................                --
   Deposits with brokers for securities sold short .......        95,857,198
   Receivable for investments sold .......................         6,937,400
   Receivable for fund shares sold .......................            16,095
   Prepaid expenses ......................................             9,951
   Dividends and interest receivable .....................           108,335
                                                                ------------
     Total assets ........................................       221,850,004
                                                                ------------
LIABILITIES
   Payable for investments purchased .....................        11,638,293
   Securities sold short (proceeds $109,542,873) .........        94,556,764
   Payable for fund shares redeemed ......................            52,316
   Accrued expenses and other liabilities ................           281,070
   Payable for dividends on securities sold short ........            86,255
                                                                ------------
     Total liabilities ...................................       106,614,698
                                                                ------------
NET ASSETS
   Capital stock, $0.001 par value .......................             7,605
   Additional Paid-in capital ............................       118,123,929
   Undistributed net investment income/(loss) ............           238,226
   Accumulated net realized loss from investments
     and foreign currency translations, if any ...........         2,966,784
   Net unrealized depreciation on investments and
     foreign currency translations, if any ...............       (21,087,347)
   Net unrealized appreciation on investments sold short..        14,986,109
                                                                ------------
     Net assets ..........................................      $115,235,306
                                                                ============
INSTITUTIONAL CLASS
   Net assets ............................................      $ 65,951,385
                                                                ------------
   Shares outstanding ....................................         4,347,650
                                                                ------------
   Net asset value, offering and redemption
     price per share .....................................            $15.17
                                                                ============
INVESTOR CLASS
   Net assets ............................................      $ 49,283,921
                                                                ------------
   Shares outstanding ....................................         3,257,281
                                                                ------------
   Net asset value, offering and redemption
     price per share .....................................            $15.13
                                                                ============

    The accompanying notes are an integral part of the financial statements.

                         BOSTON PARTNERS FAMILY OF FUNDS
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2002

                                                    LARGE CAP        MID CAP           SMALL CAP        ALL-CAP      LONG/SHORT
                                                    VALUE FUND      VALUE FUND       VALUE FUND II    VALUE FUND*    EQUITY FUND
                                                   -----------      -----------      -------------    -----------    -----------
INVESTMENT INCOME
   Dividends(1) ..............................     $   789,513      $   797,510      $  2,958,757       $  4,231     $ 2,083,614
   Interest ..................................              --               --                --             10         787,546
                                                   -----------      -----------      ------------       --------     -----------
                                                       789,513          797,510         2,958,757          4,241       2,871,160
                                                   -----------      -----------      ------------       --------     -----------
EXPENSES
   Advisory fees .............................         365,361          630,413         4,664,156          3,012       1,886,161
   Administration fees .......................          75,000           99,100           466,416         12,298         112,924
   Administrative Services fees ..............          71,162          117,482           445,382            452         120,309
   Transfer Agent fees and expenses ..........          74,236           76,729           190,263         11,928          93,395
   Custodian fees and expenses ...............          23,739           25,063            99,592          3,978          68,751
   Printing ..................................          14,843           20,503           123,171          2,006          23,475
   Federal and State Registration fees .......          20,062           21,584            34,506          5,550          17,956
   Audit and Legal fees ......................          22,408           42,922           170,618          2,507          34,244
   Distribution fees .........................          13,773            7,789           826,252             24          86,659
   Directors .................................           5,041            6,556            37,047            836           8,204
   Insurance .................................           1,028            2,591             3,688             --             287
   Dividend expense ..........................              --               --                --             --         451,154
   Other .....................................           5,183            5,600            10,125          1,277          11,121
                                                   -----------      -----------      ------------       --------     -----------
     Total expenses before waivers and
       reimbursements ........................         691,836        1,056,332         7,071,216         43,868       2,914,640
     Less: waivers and reimbursements ........        (191,350)        (260,673)         (484,672)       (40,079)       (282,150)
                                                   -----------      -----------      ------------       --------     -----------
     Net expenses after waivers and
       reimbursements ........................         500,486          795,659         6,586,544          3,789       2,632,490
                                                   -----------      -----------      ------------       --------     -----------
   Net investment income/(loss) ..............         289,027            1,851        (3,627,787)           452         238,670
                                                   -----------      -----------      ------------       --------     -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS
   Net realized  gain/(loss) from:
     Investments .............................      (1,579,180)        (452,083)       (5,379,748)        (9,359)     (3,868,255)
     Investments sold short ..................              --               --                --             --       8,943,318
   Net change in unrealized depreciation from:
     Investments .............................      (6,436,851)      (4,831,959)      (28,294,854)       (85,317)     (9,096,130)
                                                   -----------      -----------      ------------       --------     -----------
   Net realized and unrealized loss from
     investments .............................      (8,016,031)      (5,284,042)      (33,674,602)       (94,676)     (4,021,067)
                                                   -----------      -----------      ------------       --------     -----------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...........................     $(7,727,004)     $(5,282,191)     $(37,302,389)      $(94,224)    $(3,782,397)
                                                   ===========      ===========      ============       ========     ===========

-----------
*   For the period July 1, 2002 (commencement of operations) to August 31, 2002.
(1) Net of foreign taxes of $6,765,  $8,843,  $731, and $8,366 for the Large Cap Value Fund, Mid Cap Value Fund, Small Cap Value
    Fund, and Long/Short Equity Fund, respectively.


    The accompanying notes are an integral part of the financial statements.

                                                   BOSTON PARTNERS FAMILY OF FUNDS
                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                                        LARGE CAP VALUE FUND                MID CAP VALUE FUND
                                                                 --------------------------------   --------------------------------
                                                                     FOR THE          FOR THE           FOR THE          FOR THE
                                                                    YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                                 AUGUST 31, 2002  AUGUST 31, 2001   AUGUST 31, 2002  AUGUST 31, 2001
                                                                 ---------------  ---------------   ---------------  ---------------
INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) .............................      $   289,027      $   397,894      $      1,851     $    415,078
   Net realized gain/(loss) from:
     Investments ............................................       (1,579,180)       5,828,189          (452,083)      16,599,655
   Net change in unrealized appreciation/(depreciation) from:
     Investments ............................................       (6,436,851)      (2,098,522)       (4,831,959)      (6,124,017)
                                                                   -----------      -----------      ------------     ------------
   Net increase/(decrease) in net assets resulting from
     operations .............................................       (7,727,004)       4,127,561        (5,282,191)      10,890,716
                                                                   -----------      -----------      ------------     ------------
LESS DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income Institutional shares ...............         (361,284)        (409,805)         (411,500)        (799,688)
   Net investment income Investor shares ....................          (36,647)         (20,229)           (3,588)          (5,908)
   Net realized capital gains Institutional shares ..........       (4,895,102)      (1,216,633)      (12,409,583)              --
   Net realized capital gains Investor shares ...............         (568,772)         (68,541)         (233,825)              --
                                                                   -----------      -----------      ------------     ------------
   Total dividends and distributions to shareholders ........       (5,861,805)      (1,715,208)      (13,058,496)        (805,596)
                                                                   -----------      -----------      ------------     ------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) ......................       22,434,063          390,822       (43,746,861)     (46,318,592)
                                                                   -----------      -----------      ------------     ------------
   Total increase/(decrease) in net assets ..................        8,845,254        2,803,175       (62,087,548)     (36,233,472)
                                                                   -----------      -----------      ------------     ------------
NET ASSETS
   Beginning of period ......................................       44,114,314       41,311,139       118,392,210      154,625,682
                                                                   -----------      -----------      ------------     ------------
   End of period ............................................      $52,959,568      $44,114,314      $ 56,304,662     $118,392,210
                                                                   ===========      ===========      ============     ============

                                                                       SMALL CAP VALUE FUND II            ALL-CAP VALUE FUND
                                                                 ----------------------------------     ---------------------
                                                                    FOR THE             FOR THE            FOR THE PERIOD
                                                                   YEAR ENDED          YEAR ENDED       JULY 1, 2002* THROUGH
                                                                 AUGUST 31, 2002    AUGUST 31, 2001       AUGUST 31, 2002
                                                                 ---------------    ---------------     ---------------------
INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) .............................     $ (3,627,787)      $   (253,124)           $      452
   Net realized gain/(loss) from:
     Investments ............................................       (5,379,748)         4,612,635                (9,359)
   Net change in unrealized appreciation/(depreciation) from:
     Investments ............................................      (28,294,854)         8,397,602               (85,317)
                                                                  ------------       ------------            ----------
   Net increase/(decrease) in net assets resulting from
     operations .............................................      (37,302,389)        12,757,113               (94,224)
                                                                  ------------       ------------            ----------
LESS DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income Institutional shares ...............               --                 --                    --
   Net investment income Investor shares ....................               --                 --                    --
   Net realized capital gains Institutional shares ..........         (445,911)           (99,306)                   --
   Net realized capital gains Investor shares ...............       (3,891,940)           (15,590)                   --
                                                                  ------------       ------------            ----------
   Total dividends and distributions to shareholders ........       (4,337,851)          (114,896)                   --
                                                                  ------------       ------------            ----------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) ......................       83,900,063        237,063,903             1,988,155
                                                                  ------------       ------------            ----------
   Total increase/(decrease) in net assets ..................       42,259,823        249,706,120             1,893,931
                                                                  ------------       ------------            ----------
NET ASSETS
   Beginning of period ......................................      252,053,791          2,347,671                    --
                                                                  ------------       ------------            ----------
   End of period ............................................     $294,313,614       $252,053,791            $1,893,931
                                                                  ============       ============            ==========
                                                                       LONG/SHORT EQUITY FUND
                                                                 ----------------------------------
                                                                     FOR THE           FOR THE
                                                                   YEAR ENDED         YEAR ENDED
                                                                 AUGUST 31, 2002    AUGUST 31, 2001
                                                                 ---------------    ---------------
INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income/(loss) .............................     $    238,670        $    58,432
   Net realized gain/(loss) from:
     Investments ............................................        5,075,063           (692,704)
   Net change in unrealized appreciation/(depreciation) from:
     Investments ............................................       (9,096,130)         2,812,708
                                                                  ------------        -----------
   Net increase/(decrease) in net assets resulting from
     operations .............................................       (3,782,397)         2,178,436
                                                                  ------------        -----------
LESS DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income Institutional shares ...............          (42,723)           (13,874)
   Net investment income Investor shares ....................           (6,861)            (3,422)
   Net realized capital gains Institutional shares ..........         (980,277)                --
   Net realized capital gains Investor shares ...............         (346,641)                --
                                                                  ------------        -----------
   Total dividends and distributions to shareholders ........       (1,376,502)           (17,296)
                                                                  ------------        -----------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) ......................       83,293,127         33,549,837
                                                                  ------------        -----------
   Total increase/(decrease) in net assets ..................       78,134,228         35,710,977
                                                                  ------------        -----------
NET ASSETS
   Beginning of period ......................................       37,101,078          1,390,101
                                                                  ------------        -----------
   End of period ............................................     $115,235,306        $37,101,078
                                                                  ============        ===========

----------------------------
*Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                                     40 & 41

                         BOSTON PARTNERS FAMILY OF FUNDS
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                        LARGE CAP VALUE FUND
                                              -------------------------------------------------------------------------
                                                  FOR THE       FOR THE        FOR THE        FOR THE       FOR THE
                                                   YEAR          YEAR           YEAR           YEAR          YEAR
                                                   ENDED         ENDED          ENDED          ENDED         ENDED
                                                AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,    AUGUST 31,
                                                   2002           2001           2000           1999          1998
                                              -------------  -------------  -------------  -------------  -------------
                                              INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL
                                                  CLASS          CLASS          CLASS          CLASS          CLASS
                                              -------------  -------------  -------------  -------------  -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ........    $ 13.52        $ 12.82        $ 12.24        $ 10.58        $ 12.46
                                                 -------        -------        -------        -------        -------
Net investment income(1) ....................       0.08**         0.12**         0.14           0.05           0.12
Net realized and unrealized
   gain/(loss) on investments(2) ............      (1.54)**        1.10**         1.25           1.76          (1.31)
                                                 -------        -------        -------        -------        -------
Net increase/(decrease) in net
   assets resulting from operations .........      (1.46)          1.22           1.39           1.81          (1.19)
                                                 -------        -------        -------        -------        -------
Dividends to shareholders from
Net investment income .......................      (0.12)         (0.13)         (0.11)         (0.04)         (0.08)
Net realized capital gains ..................      (1.61)         (0.39)         (0.70)         (0.11)         (0.61)
                                                 -------        -------        -------        -------        -------
Total dividends and distributions to
   shareholders .............................      (1.73)         (0.52)         (0.81)         (0.15)         (0.69)
                                                 -------        -------        -------        -------        -------
Net asset value, end of period ..............    $ 10.33        $ 13.52        $ 12.82        $ 12.24        $ 10.58
                                                 =======        =======        =======        =======        =======
Total investment return(3) ..................     (12.67%)         9.65%         11.99%         17.12%        (10.23%)
                                                 =======        =======        =======        =======        =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted) ..........................    $45,067        $40,368        $39,897        $53,112        $50,724
Ratio of expenses to average
   net assets(1) ............................       1.00%          1.00%          1.00%          1.00%          1.00%
Ratio of expenses to average
   net assets without waivers and
   expense reimbursements ...................       1.40%          1.43%          1.43%          1.30%          1.49%
Ratio of net investment income to
   average net assets(1) ....................       0.62%          0.89%          0.92%          0.61%          0.87%
Portfolio turnover rate .....................      88.65%        105.71%        120.99%        156.16%        111.68%

                                                                       LARGE CAP VALUE FUND
                                              -----------------------------------------------------------------------
                                               FOR THE        FOR THE       FOR THE        FOR THE         FOR THE
                                                 YEAR           YEAR          YEAR           YEAR            YEAR
                                                ENDED           ENDED         ENDED          ENDED           ENDED
                                              AUGUST 31,      AUGUST 31,    AUGUST 31,     AUGUST 31,      AUGUST 31,
                                                 2002            2001          2000           1999           1998
                                              ----------      ----------    ----------     ----------      ----------
                                               INVESTOR        INVESTOR      INVESTOR       INVESTOR        INVESTOR
                                                 CLASS           CLASS         CLASS          CLASS           CLASS
                                              ----------      ----------    ----------     ----------      ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ........   $13.73          $13.02         $12.36        $10.70          $12.45
                                                ------          ------         ------        ------          ------
Net investment income(1) ....................     0.04**          0.09**         0.10          0.15            0.06
Net realized and unrealized
   gain/(loss) on investments(2) ............    (1.56)**         1.13**         1.27          1.65           (1.27)
                                                ------          ------         ------        ------          ------
Net increase/(decrease) in net
   assets resulting from operations .........    (1.52)           1.22           1.37          1.80           (1.21)
                                                ------          ------         ------        ------          ------
Dividends to shareholders from
Net investment income .......................    (0.10)          (0.12)         (0.01)        (0.03)          (0.06)
Net realized capital gains ..................    (1.61)          (0.39)         (0.70)        (0.11)          (0.48)
                                                ------          ------         ------        ------          ------
Total dividends and distributions to
   shareholders .............................    (1.71)          (0.51)         (0.71)        (0.14)          (0.54)
                                                ------          ------         ------        ------          ------
Net asset value, end of period ..............   $10.50          $13.73         $13.02        $12.36          $10.70
                                                ======          ======         ======        ======          ======
Total investment return(3) ..................   (12.87%)          9.45%         11.67%        16.86%         (10.28%)
                                                ======          ======         ======        ======          ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted) ..........................   $7,893          $3,746         $1,414        $1,637          $6,150
Ratio of expenses to average
   net assets(1) ............................     1.25%           1.22%          1.22%         1.25%           1.19%
Ratio of expenses to average
   net assets without waivers and
   expense reimbursements ...................     1.61%           1.53%          1.53%         1.55%           1.74%
Ratio of net investment income to
   average net assets(1) ....................     0.37%           0.67%          0.70%         0.36%           0.68%
Portfolio turnover rate .....................    88.65%         105.71%        120.99%       156.16%         111.68%

-----------------
**  Calculated based on average shares outstanding for the period.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments  during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is  calculated  assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and will include  reinvestments of dividends and distributions,  if any. Total return is not annualized.

    The accompanying notes are an integral part of the financial statements.

                                     42 & 43

                         BOSTON PARTNERS FAMILY OF FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                           MID CAP VALUE FUND
                                              -------------------------------------------------------------------------
                                                  FOR THE       FOR THE        FOR THE        FOR THE       FOR THE
                                                   YEAR          YEAR           YEAR           YEAR          YEAR
                                                   ENDED         ENDED          ENDED          ENDED         ENDED
                                                AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,    AUGUST 31,
                                                   2002           2001           2000           1999          1998
                                              -------------  -------------  -------------  -------------  -------------
                                              INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL
                                                  CLASS          CLASS          CLASS          CLASS          CLASS
                                              -------------  -------------  -------------  -------------  -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ........    $ 12.55       $  11.66        $  11.47      $   9.48        $ 11.01
                                                 -------       --------        --------      --------        -------
Net investment income/(loss)(1) .............       0.00**         0.04**          0.06          0.02           0.01
Net realized and unrealized
   gain/(loss) on investments(2) ............      (0.94)**        0.91**          0.29          1.98          (1.39)
                                                 -------       --------        --------      --------        -------
Net increase/(decrease) in net
   assets resulting from operations .........      (0.94)          0.95            0.35          2.00          (1.38)
                                                 -------       --------        --------      --------        -------
Dividends to shareholders from:
Net investment income .......................      (0.06)         (0.06)          (0.02)        (0.01)         (0.01)
Net realized capital gains ..................      (1.86)            --           (0.14)           --          (0.14)
                                                 -------       --------        --------      --------        -------
Total dividends and distributions to
   shareholders .............................      (1.92)         (0.06)          (0.16)        (0.01)         (0.15)
                                                 -------       --------        --------      --------        -------
Net asset value, end of period ..............    $  9.69       $  12.55        $  11.66      $  11.47        $  9.48
                                                 =======       ========        ========      ========        =======
Total investment return(3) ..................      (8.97%)         8.23%           3.21%        21.08%        (12.73%)
                                                 =======       ========        ========      ========        =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted) ..........................    $50,073       $116,605        $152,696      $173,224        $67,568
Ratio of expenses to average
   net assets(1) ............................       1.00%          1.00%           1.00%         1.00%          1.00%
Ratio of expenses to average
   net assets without waivers and
   expense reimbursements ...................       1.33%          1.30%           1.24%         1.25%          1.57%
Ratio of net investment income to
   average net assets(1) ....................       0.01%          0.29%           0.53%         0.17%          0.13%
Portfolio turnover rate .....................      99.23%        234.52%         206.65%       200.09%        167.86%


                                                                          MID CAP VALUE FUND
                                              -----------------------------------------------------------------------
                                               FOR THE        FOR THE       FOR THE        FOR THE         FOR THE
                                                 YEAR           YEAR          YEAR           YEAR            YEAR
                                                ENDED           ENDED         ENDED          ENDED           ENDED
                                              AUGUST 31,      AUGUST 31,    AUGUST 31,     AUGUST 31,      AUGUST 31,
                                                 2002            2001          2000           1999           1998
                                              ----------      ----------    ----------     ----------      ----------
                                               INVESTOR        INVESTOR      INVESTOR       INVESTOR        INVESTOR
                                                 CLASS           CLASS         CLASS          CLASS           CLASS
                                              ----------      ----------    ----------     ----------      ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ........   $12.43          $11.55        $11.38         $ 9.42          $11.01
                                                ------          ------        ------         ------          ------
Net investment income/(loss)(1) .............    (0.02)**         0.01**        0.03          (0.01)           0.01
Net realized and unrealized
   gain/(loss) on investments(2) ............    (0.94)**         0.91**        0.28           1.97           (1.38)
                                                ------          ------        ------         ------          ------
Net increase/(decrease) in net
   assets resulting from operations .........    (0.96)           0.92          0.31           1.96           (1.37)
                                                ------          ------        ------         ------          ------
Dividends to shareholders from:
Net investment income .......................    (0.03)          (0.04)           --             --           (0.01)
Net realized capital gains ..................    (1.86)             --         (0.14)            --           (0.21)
                                                ------          ------        ------         ------          ------
Total dividends and distributions to
   shareholders .............................    (1.89)          (0.04)        (0.14)            --           (0.22)
                                                ------          ------        ------         ------          ------
Net asset value, end of period ..............   $ 9.58          $12.43        $11.55         $11.38          $ 9.42
                                                ======          ======        ======         ======          ======
Total investment return(3) ..................    (9.26%)          7.96%         2.90%         20.81%         (12.77%)
                                                ======          ======        ======         ======          ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted) ..........................   $6,232          $1,787        $1,929         $2,762          $1,828
Ratio of expenses to average
   net assets(1) ............................     1.25%           1.22%         1.22%          1.25%           1.15%
Ratio of expenses to average
   net assets without waivers and
   expense reimbursements ...................     1.57%           1.40%         1.34%          1.50%           1.82%
Ratio of net investment income to
   average net assets(1) ....................    (0.18%)          0.07%         0.31%          0.01%          (0.02%)
Portfolio turnover rate .....................    99.23%         234.52%       206.65%        200.09%         167.86%

-----------------
**  Calculated based on average shares outstanding for the period.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments  during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is  calculated  assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes  reinvestments of dividends and distributions,  if any. Total return is not annualized.

    The accompanying notes are an integral part of the financial statements.

                                     44 & 45

                         BOSTON PARTNERS FAMILY OF FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                              SMALL CAP VALUE FUND II
                                             ---------------------------------------------------------------------------------------
                                                FOR THE           FOR THE           FOR THE           FOR THE        FOR THE PERIOD
                                                  YEAR              YEAR              YEAR              YEAR         JULY 1, 1998*
                                                  ENDED             ENDED             ENDED             ENDED            THROUGH
                                             AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2000   AUGUST 31, 1999   AUGUST 31, 1998
                                             ---------------   ---------------   ---------------   ---------------   ---------------
                                              INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                                  CLASS             CLASS             CLASS             CLASS             CLASS
                                             ---------------   ---------------   ---------------   ---------------   ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ........    $ 17.17           $ 11.39           $ 8.67            $ 7.62            $10.00
                                                 -------           -------           ------            ------            ------
Net investment income/(loss)(1) .............      (0.13)**          (0.05)**         (0.01)            (0.01)            (0.01)
Net realized and unrealized gain/(loss)
   on investments(2) ........................      (1.23)**           6.05**           2.73              1.06             (2.37)
                                                 -------           -------           ------            ------            ------
Net increase/(decrease) in net
   assets resulting from operations .........      (1.36)             6.00             2.72              1.05             (2.38)
                                                 -------           -------           ------            ------            ------
Dividends to shareholders from:
Net investment income .......................         --                --               --                --                --
Net realized capital gains ..................      (0.21)            (0.29)              --                --                --
                                                 -------           -------           ------            ------            ------
Total dividends and distributions
   to shareholders ..........................      (0.21)            (0.29)              --                --                --
                                                 -------           -------           ------            ------            ------
Redemption fees .............................       0.11**            0.07**             --                --                --
                                                 -------           -------           ------            ------            ------
Net asset value, end of period ..............    $ 15.71           $ 17.17           $11.39            $ 8.67            $ 7.62
                                                 =======           =======           ======            ======            ======
Total investment return(3)(5) ...............      (7.39%)           54.57%           31.43%            13.78%           (23.80%)
                                                 =======           =======           ======            ======            ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ...    $40,475           $21,547           $1,965            $1,309            $1,120
Ratio of expenses to average net assets(1) ..       1.55%             1.55%            1.55%             1.55%             1.55%(4)
Ratio of expenses to average net
   assets without waivers and
   expense reimbursements ...................       1.71%             2.03%           14.23%            17.84%            17.63%(4)
Ratio of net investment income
   to average net assets(1) .................      (0.76%)           (0.32%)          (0.18%)           (0.17%)           (0.34%)(4)
Portfolio turnover rate .....................     119.30%            35.50%          161.75%            87.48%            11.97%

                                                                                 SMALL CAP VALUE FUND II
                                             ---------------------------------------------------------------------------------------
                                                FOR THE           FOR THE           FOR THE           FOR THE        FOR THE PERIOD
                                                  YEAR              YEAR              YEAR              YEAR           JULY 1, 1998*
                                                  ENDED             ENDED             ENDED             ENDED            THROUGH
                                             AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2000   AUGUST 31, 1999   AUGUST 31, 1998
                                             ---------------   ---------------   ---------------   ---------------   ---------------
                                                INVESTOR           INVESTOR          INVESTOR          INVESTOR          INVESTOR
                                                 CLASS              CLASS             CLASS             CLASS             CLASS
                                             ---------------   ---------------   ---------------   ---------------   ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ........   $  17.09          $  11.36            $ 8.65           $  7.63           $10.00
                                                --------          --------            ------           -------           ------
Net investment income/(loss)(1) .............      (0.17)**          (0.09)**          (0.03)            (0.02)           (0.01)
Net realized and unrealized gain/(loss)
   on investments(2) ........................      (1.21)**           6.04**            2.74              1.04            (2.36)
                                                --------          --------            ------           -------           ------
Net increase/(decrease) in net
   assets resulting from operations .........      (1.38)             5.95              2.71              1.02            (2.37)
                                                --------          --------            ------           -------           ------
Dividends to shareholders from:
Net investment income .......................         --                --                --                --               --
Net realized capital gains ..................      (0.21)            (0.29)               --                --               --
                                                --------          --------            ------           -------           ------
Total dividends and distributions
   to shareholders ..........................      (0.21)            (0.29)               --                --               --
                                                --------          --------            ------           -------           ------
Redemption fees .............................       0.11**            0.07**              --                --               --
                                                --------          --------            ------           -------           ------
Net asset value, end of period ..............   $  15.61          $  17.09            $11.36           $  8.65           $ 7.63
                                                ========          ========            ======           =======           ======
Total investment return(3)(5) ...............      (7.54%)           54.27%            31.33%            13.37%          (23.70%)
                                                ========          ========            ======           =======           ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ...   $253,838          $230,507            $  382           $   293           $  129
Ratio of expenses to average net assets(1) ..       1.79%             1.77%             1.77%             1.80%            1.80%(4)
Ratio of expenses to average net
   assets without waivers and
   expense reimbursements ...................       1.92%             2.13%            14.33%            18.09%           18.61%(4)
Ratio of net investment income
   to average net assets(1) .................      (1.00%)           (0.54%)           (0.40%)           (0.42%)          (0.66%)(4)
Portfolio turnover rate .....................     119.30%            35.50%           161.75%            87.48%           11.97%

                                                      ALL-CAP VALUE FUND
                                             ----------------------------------
                                               FOR THE PERIOD    FOR THE PERIOD
                                                JULY 1, 2002*    JULY 1, 2002*
                                                  THROUGH           THROUGH
                                             AUGUST 31, 2002    AUGUST 31, 2002
                                             ----------------   ---------------
                                               INSTITUTIONAL        INVESTOR
                                                  CLASS              CLASS
                                             ----------------   ---------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ........     $10.00             $10.00
                                                  ------             ------
Net investment income/(loss)(1) .............         --                 --
Net realized and unrealized gain/(loss)
   on investments(2) ........................      (0.55)             (0.56)
                                                  ------             ------
Net increase/(decrease) in net
   assets resulting from operations .........      (0.55)             (0.56)
                                                  ------             ------
Dividends to shareholders from:
Net investment income .......................         --                 --
Net realized capital gains ..................         --                 --
                                                  ------             ------
Total dividends and distributions
   to shareholders ..........................         --                 --
                                                  ------             ------
Redemption fees .............................         --                 --
                                                  ------             ------
Net asset value, end of period ..............     $ 9.45             $ 9.44
                                                  ======             ======
Total investment return(3)(5) ...............      (5.50%)            (5.60%)
                                                  ======             ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ...     $1,810             $   84
Ratio of expenses to average net assets(1) ..       1.25%(4)           1.50%(4)
Ratio of expenses to average net
   assets without waivers and
   expense reimbursements ...................      14.54%(4)          15.34%(4)
Ratio of net investment income
   to average net assets(1) .................       0.16%(4)          (0.01%)(4)
Portfolio turnover rate .....................       6.61%(4)           6.61%(4)

----------------
*   Commencement of operations.
**  Calculated based on average shares outstanding for the period.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return is not annualized.
(4) Annualized.
(5) Redemption fees are reflected in total return calculations.

    The accompanying notes are an integral part of the financial statements.

                                     46 & 47

                         BOSTON PARTNERS FAMILY OF FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                               LONG/SHORT EQUITY FUND
                                                     ------------------------------------------------------------------------
                                                        FOR THE           FOR THE           FOR THE         FOR THE PERIOD
                                                          YEAR              YEAR              YEAR         NOVEMBER 17, 1998*
                                                          ENDED             ENDED             ENDED             THROUGH
                                                     AUGUST 31, 2002   AUGUST 31, 2001   AUGUST 31, 2000    AUGUST 31, 1999
                                                     ---------------   ---------------   ---------------   ------------------
                                                      INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL       INSTITUTIONAL
                                                          CLASS             CLASS             CLASS               CLASS
                                                     ---------------   ---------------   ---------------   ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ................   $ 15.88            $ 10.57            $ 9.46             $10.00
                                                        -------            -------            ------             ------
Net investment income/(loss)(1) .....................      0.05**             0.07**            0.13               0.12
Net realized and unrealized gain/(loss) on
   investments(2) ...................................     (0.31)**            5.14**            1.12              (0.66)
                                                        -------            -------            ------             ------
Net increase/(decrease) in net assets resulting
   from operations ..................................     (0.26)              5.21              1.25              (0.54)
                                                        -------            -------            ------             ------
Dividends to shareholders from:
Net investment income ...............................     (0.02)             (0.13)            (0.14)                --
Net realized capital gains ..........................     (0.50)                --                --                 --
                                                        -------            -------            ------             ------
Total dividends and distributions to shareholders ...     (0.52)             (0.13)            (0.14)                --
                                                        -------            -------            ------             ------
Redemption fee ......................................      0.07**             0.23**              --                 --
                                                        -------            -------            ------             ------
Net asset value, end of period ......................   $ 15.17            $ 15.88            $10.57             $ 9.46
                                                        =======            =======            ======             ======
Total investment return(3)(5) .......................     (1.17%)            51.85%            13.74%             (5.40%)
                                                        =======            =======            ======             ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ...........   $65,951            $25,857            $1,080             $  941
Ratio of expenses to average net assets
   (including dividend expense)(1) ..................      3.04%              3.22%             3.22%              2.91%(4)
Ratio of expenses to average net assets
   (excluding dividend expense)(1) ..................      2.50%              2.50%             2.86%              2.50%(4)
Ratio of expenses to average net assets
   without waivers and expense reimbursements
   (excluding dividend expense) .....................      2.85%              4.25%            21.86%             26.36%(4)
Ratio of expenses to average net assets
   without waivers and expense reimbursements
   (including dividend expense) .....................      3.39%              4.97%            22.22%             26.77%
Ratio of net investment income to average
   net assets(1) ....................................      0.30%              0.46%             1.12%              1.57%(4)
Portfolio turnover rate .............................    219.52%            332.25%           363.34%            218.41%

                                                                                 LONG/SHORT EQUITY FUND
                                                     ---------------------------------------------------------------------------
                                                        FOR THE            FOR THE            FOR THE           FOR THE PERIOD
                                                          YEAR               YEAR               YEAR          NOVEMBER 17, 1998*
                                                          ENDED              ENDED              ENDED              THROUGH
                                                     AUGUST 31, 2002    AUGUST 31, 2001    AUGUST 31, 2000     AUGUST 31, 1999
                                                     ---------------    ---------------    ---------------    ------------------
                                                        INVESTOR           INVESTOR           INVESTOR             INVESTOR
                                                          CLASS              CLASS              CLASS                CLASS
                                                     ---------------    ---------------    ---------------    ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ................    $ 15.87           $ 10.57             $ 9.43               $10.00
                                                         -------           -------             ------               ------
Net investment income/(loss)(1) .....................       0.04**            0.03**             0.11                 0.06
Net realized and unrealized gain/(loss) on
   investments(2) ...................................      (0.33)**           5.18**             1.16                (0.63)
                                                         -------           -------             ------               ------
Net increase/(decrease) in net assets resulting
   from operations ..................................      (0.29)             5.21               1.28                (0.57)
                                                         -------           -------             ------               ------
Dividends to shareholders from:
Net investment income ...............................      (0.01)            (0.11)             (0.13)                  --
Net realized capital gains ..........................      (0.50)               --                 --                   --
                                                         -------           -------             ------               ------
Total dividends and distributions to shareholders ...      (0.51)            (0.11)             (0.13)                  --
                                                         -------           -------             ------               ------
Redemption fee ......................................       0.06**            0.20**               --                   --
                                                         -------           -------             ------               ------
Net asset value, end of period ......................    $ 15.13           $ 15.87             $10.57               $ 9.43
                                                         =======           =======             ======               ======
Total investment return(3)(5) .......................      (1.44%)           51.51%             13.87%               (5.70%)
                                                         =======           =======             ======               ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ...........    $49,284           $11,244             $  310               $  231
Ratio of expenses to average net assets
   (including dividend  expense)(1) .................       3.29%             3.44%              3.44%                3.16%(4)
Ratio of expenses to average net assets
   (excluding dividend expense)(1) ..................       2.75%             2.72%              3.08%                2.75%(4)
Ratio of expenses to average net assets
   without waivers and expense reimbursements
   (excluding dividend expense) .....................       3.06%             4.35%             21.96%               26.61%(4)
Ratio of expenses to average net assets
   without waivers and expense reimbursements
   (including dividend expense) .....................       3.60%             5.07%             22.32%               27.02%
Ratio of net investment income to average
   net assets(1) ....................................       0.27%             0.24%              0.90%                1.32%(4)
Portfolio turnover rate .............................     219.52%           332.25%            363.34%              218.41%

--------------
*   Commencement of operations.
**  Calculated based on average shares outstanding for the period.
(1) Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in  investments  during the period  because of the timing of sales and  repurchases  of Fund  shares in relation to fluctuating net asset value during the period.
(3) Total  return is  calculated  assuming a purchase  of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return is not annualized.
(4) Annualized.
(5) Redemption fees are reflected in total return calculations.

    The accompanying notes are an integral part of the financial statements.

                                     48 & 49

                         BOSTON PARTNERS FAMILY OF FUNDS
                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund", which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has thirteen investment portfolios, including Boston Partners Large Cap Value Fund ("Large Cap Value Fund"), Boston Partners Mid Cap Value Fund ("Mid Cap Value Fund"), Boston Partners Small Cap Value Fund II ("Small Cap Value Fund II"), Boston Partners All-Cap Value Fund ("All-Cap Value Fund") and Boston Partners Long/Short Equity Fund ("Long/Short Equity Fund") (each a "Fund", collectively the "Funds"). The Funds each offer two classes of shares, Institutional Class and Investor Class.

     RBB has authorized capital of thirty billion shares of common stock of which 21.073 billion are currently classified into ninety-five classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The classes have been grouped into six separate "families," all of which have begun investment operations.

     PORTFOLIO VALUATION -- The net asset value of the Fund is determined as of 4:00 p.m. eastern time on each business day. Each Fund's securities are valued at the last reported sales price on the national securities exchange or national securities market on which such shares are primarily traded. If no sales are reported, and in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. In determining the approximate market value of portfolio investments, the Funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. With the approval of RBB's Board of Directors, each Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     REPURCHASE AGREEMENTS -- The Funds may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Funds enter into repurchase agreements are banks and broker/dealers that Boston Partners Asset Management, L.P. (the Funds' investment adviser or "Boston Partners") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement, at not less than the repurchase price plus accrued interest. Boston Partners marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional collateral by the next day of business, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Funds to possible loss because of adverse market
action  or  delays  in  connection   with  the  disposition  of  the  underlying
securities.

                         BOSTON PARTNERS FAMILY OF FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. The Funds' investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

     As of August 31, 2002, the Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

                                                     ACCUMULATED
                                   UNDISTRIBUTED    NET REALIZED     ADDITIONAL
                                  NET INVESTMENT     GAIN/(LOSS)      PAID-IN
                                   INCOME (LOSS)   ON INVESTMENTS     CAPITAL
                                  --------------   --------------   -----------
     Small Cap Value Fund II ...    $3,627,787        $(882,553)    $(2,745,234)
     Long/Short Equity Fund ....          (451)             451              --
     Mid Cap Value Fund ........        43,670          (43,670)             --

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Funds' intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     SHORT SALES -- When the Adviser anticipates that a security is overvalued, it may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

                         BOSTON PARTNERS FAMILY OF FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolios are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

     LINE OF CREDIT -- Each Portfolio may borrow an amount up to its prospectus-defined limitations, from a committed line of credit available to the Funds in the Boston Partners Fund Family. Borrowings from the line of credit will bear interest at the Federal Funds Rate. The Boston Partners Fund Family paid an annual initiation fee of $5,000. Each Fund is allocated a portion of this fee based on its net assets relative to the net assets of the Boston Partners Fund Family. The Funds had no outstanding borrowings at August 31, 2002 or at any time during the year or period ended August 31, 2002.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Boston Partners Asset Management, L.P. serves as the Funds' investment adviser. For its advisory services, Boston Partners is entitled to receive 0.75% of the Large Cap Value Fund's average daily net assets, 0.80% of the Mid Cap Value Fund's average daily net assets, 1.25% of the Small Cap Value Fund II's average daily net assets, 1.00% of the All-Cap Value Fund's average daily net assets and 2.25% of the Long/Short Equity Fund's average daily net assets, each accrued daily and payable monthly.

     The adviser has agreed to limit the Large Cap Value Fund and the Mid Cap Value Fund's total operating expenses to the extent that such expenses exceeded 1.00% and 1.25% of the Large Cap Value Fund and the Mid Cap Value Funds' average daily net assets for the Institutional and Investor Classes, respectively. Prior to January 1, 2002, the adviser agreed to waive advisory fees and reimburse expenses to the Investor Class to the extent that total annual Fund operating expenses exceeded 1.22%. The adviser has agreed to limit the Small Cap Value Fund II's total operating expenses to the extent that such expenses exceed 1.55% and 1.80% of the Small Cap Value Fund II's average daily net assets for the Institutional and Investor Classes, respectively. Prior to January 1, 2002, the adviser agreed to waive advisory fees and reimburse expenses to the Investor Class to the extent that total annual Fund operating expenses exceeded 1.77%. The adviser has agreed to limit the All-Cap Value Fund's total operating expenses to the extent that such expenses exceeded 1.25% and 1.50% of the All-Cap Value Fund's average daily net assets for the Institutional and Investor Classes, respectively. The adviser has agreed to limit the Long/Short Equity Fund's total operating expenses to the extent that such expenses exceed 2.50% and 2.75%, excluding short sale dividend expense of the Long/Short Equity Fund's average daily net assets for the Institutional and Investor Classes, respectively. Prior to January 1, 2002, the adviser agreed to waive advisory fees and reimburse expenses to the Investor Class to the extent that total annual Fund operating expenses exceeded 2.72%. This limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee as necessary. For the year ended August 31, 2002, investment advisory fees, waivers and reimbursements of expenses were as follows:

                                      GROSS                         NET           EXPENSE
FUND                              ADVISORY FEES    WAIVERS     ADVISORY FEES   REIMBURSEMENT
----                              -------------   ---------    -------------   -------------
Large Cap Value Fund               $  365,361     $(130,116)     $  235,245       $    --
Mid Cap Value Fund                    630,413      (161,133)        469,280            --
Small Cap Value Fund II             4,664,156       (88,156)      4,576,000            --
All-Cap Value Fund                      3,012        (3,012)             --        23,670
Long/Short Equity Fund              1,886,161      (174,900)      1,711,261            --

                         BOSTON PARTNERS FAMILY OF FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


     The Funds will not pay Boston Partners at a later time for any amounts they may waive or any amounts which Boston Partners has assumed.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Funds. For providing accounting and administrative services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of the Funds' average daily net assets with a minimum of $75,000 annually. PFPC, at its discretion, voluntarily agreed to waive a portion of its accounting and administrative services fees for the Funds. For the year ended August 31, 2002, fees and waivers were as follows:

                              GROSS ACCOUNTING                  NET ACCOUNTING
                             AND ADMINISTRATIVE               AND ADMINISTRATIVE
FUND                           SERVICES FEES      WAIVERS        SERVICES FEES
----                         ------------------   --------    ------------------
Large Cap Value Fund             $ 75,000         $ (2,083)        $ 72,917
Mid Cap Value Fund                 99,100           (2,927)          96,173
Small Cap Value Fund II           466,416          (22,339)         444,077
All-Cap Value Fund                 12,298           (6,149)           6,149
Long/Short Equity Fund            112,924           (6,113)         106,811

     In addition, PFPC serves as the Funds' transfer and disbursing agent. PFPC, at their discretion, voluntarily agreed to waive a portion of their transfer agency fees for the All-Cap Value Fund. For the period July 1, 2002 (inception) through August 31, 2002, PFPC's transfer agency fees and waivers were as follows:

                               GROSS TRANSFER                    NET TRANSFER
FUND                             AGENCY FEES        WAIVERS       AGENCY FEES
----                           --------------       -------      ------------
All-Cap Value Fund                 $11,928          $(5,903)        $6,025

     PFPC Distributors, Inc., provides certain administrative services to the Institutional Class of the Funds. As compensation for such administrative services, PFPC Distributors, Inc. is entitled to receive a monthly fee calculated at the annual rate of 0.15% of the average daily net assets of each Fund's Institutional Class Shares. Since January 1, 2002, PFPC Distributors, Inc. provides certain administrative services to the Investor Class of the Funds. PFPC Distributors, Inc., at its discretion, voluntarily agreed to waive a portion of its administrative services fees for the Funds. For the year ended August 31, 2002, administrative services fees and waivers were as follows:

                          GROSS ADMINISTRATIVE                NET ADMINISTRATIVE
FUND                         SERVICES FEES         WAIVERS       SERVICES FEES
----                      --------------------    ---------   ------------------
Large Cap Value Fund            $ 71,162          $ (59,151)         $12,011
Mid Cap Value Fund               117,482            (96,613)          20,869
Small Cap Value Fund II          445,382           (374,177)          71,205
All-Cap Value Fund                   452               (361)              91
Long/Short Equity Fund           120,309           (101,137)          19,172

                         BOSTON PARTNERS FAMILY OF FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


     PFPC Trust Co., a wholly owned subsidiary of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc., provides certain custodial services to the Funds. As compensation for such custodial services, PFPC Trust Co. is entitled to receive a monthly fee equal to an annual rate of 0.015% of the Funds' average daily gross assets. PFPC Trust Co. has, at its discretion, voluntarily agreed to waive a portion of its custodial fees for the All-Cap Value Fund. For the period July 1, 2002 (inception) through August 31, 2002, custodial fees and waivers were as follows:

                          GROSS CUSTODIAL                     NET CUSTODIAL
FUND                           FEES             WAIVERS            FEES
----                      ---------------       -------       -------------
All-Cap Value Fund            $3,978             $(984)           $2,994

3.   INVESTMENT IN SECURITIES

     For the year ended August 31, 2002, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                   INVESTMENT SECURITIES
                              -------------------------------
FUND                            PURCHASES           SALES
----                          ------------       ------------
Large Cap Value Fund          $ 58,917,138       $ 42,024,617
Mid Cap Value Fund              76,542,770        133,958,157
Small Cap Value Fund II        487,583,175        412,806,186
All-Cap Value Fund               1,958,342            113,463
Long/Short Equity Fund*        259,819,600        162,663,681

----------
* The Long/Short Equity Fund does not include purchases of $276,190,884 to cover short sales and does not include in sales, proceeds of $354,232,273 from sales of short securities.

4.   CAPITAL SHARE TRANSACTIONS

     As of August 31, 2002, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized.

     Transactions in capital shares for the respective periods were as follows:

                                                          LARGE CAP VALUE FUND
                    ----------------------------------------------------------------------------------------------------
                            FOR THE                   FOR THE                   FOR THE                  FOR THE
                          YEAR ENDED                YEAR ENDED                YEAR ENDED               YEAR ENDED
                        AUGUST 31, 2002           AUGUST 31, 2001           AUGUST 31, 2002          AUGUST 31, 2001
                    -----------------------   ----------------------   ------------------------   ----------------------
                      INSTITUTIONAL CLASS      INSTITUTIONAL CLASS         INVESTOR CLASS           INVESTOR CLASS
                    -----------------------   ----------------------   ------------------------   ----------------------
                     SHARES        VALUE       SHARES        VALUE       SHARES        VALUE       SHARES       VALUE
                    ---------   -----------   --------   -----------   ---------    -----------   --------   -----------
Sales ............. 1,283,916   $15,322,244    190,878   $ 2,585,670   1,115,565    $13,942,691    312,891   $ 4,282,818
Repurchases .......  (341,318)   (4,087,870)  (441,950)   (6,104,319)   (685,909)    (8,593,260)  (155,263)   (2,085,842)
Reinvestments .....   433,492     5,245,258    124,328     1,623,726      49,147        605,000      6,690        88,769
                    ---------   -----------   --------   -----------   ---------    -----------   --------   -----------
Net Increase /
   (Decrease) ..... 1,376,090   $16,479,632   (126,744)  $(1,894,923)    478,803    $ 5,954,431    164,318   $ 2,285,745
                    =========   ===========   ========   ===========   =========    ===========   ========   ===========

                         BOSTON PARTNERS FAMILY OF FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                             MID CAP VALUE FUND
                   ---------------------------------------------------------------------------------------------------
                            FOR THE                   FOR THE                   FOR THE                  FOR THE
                          YEAR ENDED                YEAR ENDED                YEAR ENDED               YEAR ENDED
                        AUGUST 31, 2002           AUGUST 31, 2001           AUGUST 31, 2002          AUGUST 31, 2001
                   -------------------------  ------------------------  ------------------------   -------------------
                      INSTITUTIONAL CLASS      INSTITUTIONAL CLASS         INVESTOR CLASS           INVESTOR CLASS
                   -------------------------  ------------------------  ------------------------   -------------------
                     SHARES         VALUE       SHARES       VALUE       SHARES         VALUE      SHARES      VALUE
                   ----------   ------------  ----------  ------------  ---------    -----------   -------   ---------
Sales ............    582,556   $  7,006,160   1,222,056  $ 14,291,790  1,100,689    $12,048,299    56,432   $ 700,197
Repurchases ...... (5,861,115)   (68,878,769) (5,084,310)  (60,950,610)  (615,479)    (6,598,787)  (80,261)   (986,871)
Reinvestments ....  1,156,939     12,448,662      54,922       621,164     21,328        227,574       512       5,738
                   ----------   ------------  ----------  ------------  ---------    -----------   -------   ---------
Net Increase /
   (Decrease) .... (4,121,620)  $(49,423,947) (3,807,332) $(46,037,656)   506,538    $ 5,677,086   (23,317)  $(280,936)
                   ==========   ============  ==========  ============  =========    ===========   =======   =========

                                                           SMALL CAP VALUE FUND II
                   ----------------------------------------------------------------------------------------------------------
                            FOR THE                   FOR THE                    FOR THE                     FOR THE
                          YEAR ENDED                YEAR ENDED                 YEAR ENDED                  YEAR ENDED
                        AUGUST 31, 2002           AUGUST 31, 2001            AUGUST 31, 2002             AUGUST 31, 2001
                   -------------------------  ------------------------  --------------------------  -------------------------
                      INSTITUTIONAL CLASS       INSTITUTIONAL CLASS           INVESTOR CLASS             INVESTOR CLASS
                   -------------------------  ------------------------  --------------------------  -------------------------
                     SHARES         VALUE       SHARES       VALUE         SHARES        VALUE       SHARES          VALUE
                   ----------   ------------  ----------   -----------  -----------  -------------  ----------   ------------
Sales ............  3,033,259   $ 52,387,864   1,320,141   $20,704,925   19,694,143  $ 335,108,023  14,835,063   $242,115,972
Repurchases ...... (1,737,491)   (29,229,512)   (246,348)   (3,871,375) (17,135,130)  (281,011,266) (1,381,975)   (22,216,233)
Redemption
     Fees ........         --        278,508          --        34,902           --      2,160,483          --        180,816
Reinvestments ....     25,072        433,751       8,673        99,306      219,187      3,772,212       1,365         15,590
                   ----------   ------------  ----------   -----------  -----------  -------------  ----------   ------------
Net Increase .....  1,320,840   $ 23,870,611   1,082,466   $16,967,758    2,778,200  $  60,029,452  13,454,453   $220,096,145
                   ==========   ============  ==========   ===========  ===========  =============  ==========   ============

                                 ALL-CAP VALUE FUND
                   ---------------------------------------------
                      FOR THE PERIOD          FOR THE PERIOD
                   JULY 1, 2002* THROUGH   JULY 1, 2002* THROUGH
                      AUGUST 31, 2002         AUGUST 31, 2002
                   ---------------------   ---------------------
                    INSTITUTIONAL CLASS       INVESTOR CLASS
                   ---------------------   ---------------------
                    SHARES      VALUE       SHARES        VALUE
                   --------   ----------   --------     --------
Sales ............  191,804   $1,912,736     14,591     $129,506
Repurchases ......     (270)      (2,468)    (5,710)     (51,619)
Reinvestments ....       --           --         --           --
                   --------   ----------   --------     --------
Net Increase .....  191,534   $1,910,268      8,881     $ 77,887
                   ========   ==========   ========     ========
------------
*Commencement of operations.

                         BOSTON PARTNERS FAMILY OF FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                            LONG/SHORT EQUITY FUND
                   --------------------------------------------------------------------------------------------------------
                            FOR THE                   FOR THE                    FOR THE                    FOR THE
                          YEAR ENDED                YEAR ENDED                 YEAR ENDED                 YEAR ENDED
                        AUGUST 31, 2002           AUGUST 31, 2001            AUGUST 31, 2002            AUGUST 31, 2001
                   -------------------------  ------------------------  ------------------------  -------------------------
                      INSTITUTIONAL CLASS       INSTITUTIONAL CLASS           INVESTOR CLASS            INVESTOR CLASS
                   -------------------------  ------------------------  ------------------------  -------------------------
                     SHARES         VALUE       SHARES       VALUE       SHARES         VALUE        SHARES         VALUE
                   ----------   ------------  ----------  ------------  ---------   ------------  ----------    -----------
Sales ............  3,801,272   $ 59,876,593   2,759,006  $ 40,812,603  3,481,685   $ 54,398,970   1,091,725    $16,103,937
Repurchases ...... (1,149,614)   (17,812,016) (1,233,732)  (17,707,652)  (954,581)   (14,880,977)   (412,662)    (5,899,701)
Redemption
     Fees ........         --        229,813          --       171,930         --        135,613          --         52,010
Reinvestments ....     67,469      1,019,462       1,097        13,874     21,567        325,669         224          2,836
                   ----------   ------------  ----------  ------------  ---------   ------------   ---------    -----------
Net Increase .....  2,719,127   $ 43,313,852   1,526,371  $ 23,290,755  2,548,671   $ 39,979,275     679,287    $10,259,082
                   ==========   ============  ==========  ============  =========   ============   =========    ===========

     There is a 1.00% redemption fee on shares redeemed which have been held 365 days or less on the Small Cap Fund II. There is a 2.00% redemption fee on shares redeemed which have been held 365 days or less on the Long/Short Equity Fund. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid in capital.

     On August 31, 2002 one shareholder held approximately 97% of the All-Cap Value Fund Institutional Class, and two shareholders held 100% of the All-Cap Value Fund Investor Class, and one shareholder held approximately 9% of the Mid Cap Value Fund Institutional Class.

5.   FEDERAL INCOME TAX INFORMATION

     At  August  31,  2002  Federal  tax  cost,   aggregate   gross   unrealized
appreciation and depreciation of securities held by each Fund were as follows:

                                                                                           NET UNREALIZED
                                  FEDERAL TAX         UNREALIZED        UNREALIZED          APPRECIATION/
FUND                                 COST            APPRECIATION      DEPRECIATION         DEPRECIATION
----                              ------------       -------------     -------------       --------------
Large Cap Value Fund              $ 59,961,453        $ 2,081,317       $ (7,980,548)       $ (5,899,231)
Mid Cap Value Fund                  61,444,634          3,409,893         (8,198,810)         (4,788,917)
Small Cap Value Fund               312,494,448         16,036,271        (40,801,514)        (24,765,243)
All-Cap Value Fund                   1,958,131             32,307           (117,624)            (85,317)
Long/Short Equity Fund              31,635,210         21,865,608        (29,136,557)         (7,270,949)

     As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                  UNDISTRIBUTED       UNDISTRIBUTED
                                    ORDINARY            LONG-TERM
FUND                                 INCOME               GAINS
----                              -------------       -------------
Large Cap Value Fund                $  289,951           $436,278
Mid Cap Value Fund                       1,596                 --
Small Cap Value Fund                        --             71,052
All-Cap Value Fund                         476                 --
Long/Short Equity Fund               4,901,696                 --

                         BOSTON PARTNERS FAMILY OF FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


     At August 31, 2002, the Funds had capital loss carryforwards available to offset future capital gains through the indicated expiration dates:

                                                     EXPIRING AUGUST 31,
FUND                                              2009                2010
----                                            ----------        -----------
Mid Cap Value Fund                                 $--              $419,138

     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2002, the Large Cap Value Fund, Small Cap Value Fund, All-Cap Value Fund and Long/Short Equity Fund incurred post-October capital losses of $1,972,139, $1,252,149, $9,359 and $526,524, respectively. For the year ended August 31, 2002, the Long/Short Equity Fund incurred post-October currency losses of $451. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

     The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                  ORDINARY       LONG-TERM
FUND                               INCOME          GAINS           TOTAL
----                              -----------    ----------      -----------
Large Cap Value Fund
                          2002    $ 3,666,759    $2,195,046      $ 5,861,805
                          2001    $ 1,715,208    $       --      $ 1,715,208
Mid Cap Value Fund
                          2002    $13,058,496    $       --      $13,058,496
                          2001    $   805,596    $       --      $   805,596
Small Cap Value Fund
                          2002    $ 4,099,661    $  238,190      $ 4,337,851
                          2001    $   114,896    $       --      $   114,896
All-Cap Value Fund
                          2002    $        --    $       --      $        --
                          2001            N/A           N/A              N/A
Long/Short Equity Fund
                          2002    $ 1,290,287    $   86,215      $ 1,376,502
                          2001    $    17,296    $       --      $    17,296

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Directors of The RBB Fund,Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund, Boston Partners Small Cap Value Fund II, Boston Partners Long/Short Equity Fund and Boston Partners All-Cap Value Fund, separately managed portfolios of The RBB Fund, Inc. (the "Fund") at August 31, 2002, the results of each of their operations for the year then ended (for the All-Cap Value Fund for the period July 1, 2002 (commencement of operations) through August 31, 2002) and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002, by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 16, 2002

                     BOSTON PARTNERS FAMILY OF MUTUAL FUNDS
                              LARGE CAP VALUE FUND
                               MID CAP VALUE FUND
                             SMALL CAP VALUE FUND II
                               ALL-CAP VALUE FUND
                             LONG/SHORT EQUITY FUND
                     SHAREHOLDER TAX INFORMATION (UNAUDITED)


Each Fund is required by subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of each Fund's fiscal year end (August 31, 2002) as to the U.S. federal tax status of distributions received by each Fund's shareholders in respect of such fiscal year. During the fiscal year ended August 31, 2002, the following dividends and distributions per share were paid by each of the Funds:

                                                           ORDINARY INCOME               CAPITAL GAINS
                                                      ------------------------     -------------------------
                                                      INSTITUTIONAL   INVESTOR     INSTITUTIONAL    INVESTOR
FUND                                                      CLASS         CLASS          CLASS          CLASS
----                                                  -------------   --------     -------------    --------
Boston Partners Large Cap Value Fund ...............      $1.08         $1.07         $0.65           $0.65
Boston Partners Mid Cap Value Fund .................       1.93          1.89            --              --
Boston Partners Small Cap Value Fund II ............       0.20          0.20          0.01            0.01
Boston Partners All-Cap Value Fund .................         --            --            --              --
Boston Partners Long/Short Equity Fund .............       0.49          0.48          0.03            0.03

The percentage of total ordinary income dividends qualifying for the corporate dividends received deduction for each Fund is as follows:

                  Boston Partners Large Cap Value Fund .................   20.8%
                  Boston Partners Mid Cap Value Fund ...................    5.8%
                  Boston Partners Small Cap Value Fund II ..............   62.2%
                  Boston Partners All-Cap Value Fund ...................     --%
                  Boston Partners Long/Short Equity Fund ...............  100.0%

These amounts were reported to shareholders as income in 2001. Because the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2002. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2003.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their dividend. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

                         BOSTON PARTNERS FAMILY OF FUNDS
                                 FUND MANAGEMENT
                                   (UNAUDITED)


     Information pertaining to the Directors and Officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling (888) 261-4073.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                                 TERM OF OFFICE                                      PORTFOLIOS IN       OTHER
    NAME, ADDRESS,           POSITION(S) HELD     AND LENGTH OF      PRINCIPAL OCCUPATION(S) DURING   FUND COMPLEX    DIRECTORSHIPS
       AND AGE                  WITH FUND          TIME SERVED                  PAST 5 YEARS           OVERSEEN BY  HELD BY DIRECTOR
                                                                                                        DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                    INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Julian A. Brodsky - 69           Director     - Until successor is   Director and Vice Chairman,          13            Director,
Comcast Corporation                             elected and          Comcast Corporation (cable                          Comcast
1500 Market Street, 35th Fl.                    qualified or until   television and communications)                   Corporation;
Philadelphia, PA 19102                          his death,           since 1969.                                      Director, NDS
                                                resignation or                                                          Group, PLC
                                                removal.                                                              (provider of
                                                                                                                       systems and
                                               - 1988 to present                                                    applications for
                                                                                                                    digital pay TV).
------------------------------------------------------------------------------------------------------------------------------------
Francis J. McKay - 66            Director     - Until successor is   Executive Vice President,            13              None
Fox Chase Cancer Center                         elected and          Fox Chase Cancer Center
7701 Burholme Avenue                            qualified or until   (biomedical research and
Philadelphia, PA 19111                          his death,           medical care) since 1963.
                                                resignation or
                                                removal.

                                              - 1988 to present
------------------------------------------------------------------------------------------------------------------------------------
Arnold M. Reichman - 54          Director     - Until successor is   Director, Gabelli Partners,          13              None
106 Pierreport Street                           elected and          L.P. (an investment
Brooklyn, NY 11201                              qualified or until   partnership) since December
                                                his death,           2000; Chief Operating Officer
                                                resignation or       and member of the Board of
                                                removal.             Directors of Outercurve
                                                                     Technologies (wireless
                                              - 1991 to present      enabling services) until April
                                                                     2001; Chief Operating Officer
                                                                     and member of the Executive
                                                                     Operating Committee of Warburg
                                                                     Pincus Asset Management, Inc.;
                                                                     Executive Officer and Director
                                                                     of Credit Suisse Asset
                                                                     Management Securities, Inc.
                                                                     (formerly Counsellors
                                                                     Securities, Inc.) and
                                                                     Director/Trustee of various
                                                                     investment companies advised
                                                                     by Warburg Pincus Asset
                                                                     Management, Inc. until
                                                                     September 15, 1999; Managing
                                                                     Director of Warburg Pincus
                                                                     Asset Management, Inc. until
                                                                     1997.
------------------------------------------------------------------------------------------------------------------------------------
Marvin E. Sternberg - 68         Director     - Until successor is   Chairman, Director and               13          Chairman and
Moyco Technologies, Inc.                        elected and          President, Moyco Technologies,                 Director, Moyco
200 Commerce Drive                              qualified or until   Inc. (manufacturer of                            Technologies,
Montgomeryville, PA 18936                       his death,           precision coated and                                  Inc.
                                                resignation or       industrial abrasives) since
                                                removal.             1974; Director, Pennsylvania
                                                                     Business Bank since 1999.
                                              - 1988 to present
------------------------------------------------------------------------------------------------------------------------------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                           FUND MANAGEMENT (CONTINUED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                                 TERM OF OFFICE                                      PORTFOLIOS IN       OTHER
    NAME, ADDRESS,           POSITION(S) HELD     AND LENGTH OF      PRINCIPAL OCCUPATION(S) DURING   FUND COMPLEX    DIRECTORSHIPS
       AND AGE                  WITH FUND          TIME SERVED                  PAST 5 YEARS           OVERSEEN BY  HELD BY DIRECTOR
                                                                                                        DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                      INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Robert Sablowsky** - 64          Director     - Until successor is   Senior Vice President of             13              None
Fahnestock & Company, Inc.                      elected and          Fahnestock & Co., Inc.
125 Broad Street                                qualified or until   (financial services) since
New York, NY 10004                              his death,           2002 and employed by
                                                resignation or       Fahnestock & Co., Inc. for
                                                removal.             greater than 5 years.

                                              - 1991 to present
------------------------------------------------------------------------------------------------------------------------------------
J. Richard Carnall** - 64      Director and   - Until successor is   Director of PFPC Inc.                13              None
86 New Freedom Road            Chairman of      elected and          (financial services) since
Medford, NJ 08055               the Board       qualified or until   1987; Chairman and Chief
                                                his death,           Executive Officer of PFPC Inc.
                                                resignation or       from 1987 to 2002; Executive
                                                removal.             Vice President of PNC Bank,
                                                                     National Association from 1981
                                              - August 2002 to       to 2002; Director of PFPC
                                                present              International Ltd. (financial
                                                                     services) from 1993 to 2002;
                                                                     Director of PFPC International
                                                                     (Cayman) Ltd. (financial
                                                                     services) from 1996 to 2002;
                                                                     Director of International
                                                                     Dollar Reserve Fund, Ltd.
                                                                     (Cayman Mutual Fund Company)
                                                                     from 1993 to 2002; Governor of
                                                                     the Investment Company
                                                                     Institute (investment company
                                                                     industry trade organization)
                                                                     from 1996 to 2002; Director of
                                                                     PNC Asset Management, Inc.
                                                                     (investment advisory) from
                                                                     1994 to 1998; Director of PNC
                                                                     National Bank from 1995 to
                                                                     1997; Director of Haydon
                                                                     Bolts, Inc. (bolt
                                                                     manufacturer) and Parkway Real
                                                                     Estate Company (subsidiary of
                                                                     Haydon Bolts, Inc.) since
                                                                     1984. Mr. Carnall provides
                                                                     consulting services from time
                                                                     to time to PFPC Inc.
------------------------------------------------------------------------------------------------------------------------------------

** Mr. Carnall is considered an "interested  Director" of the Company  because he owns shares of The PNC Financial  Services  Group,
   Inc. The investment adviser to the Company's Money Market Portfolio,  BlackRock  Institutional  Management  Corporation,  and the
   Company's principal underwriter, PFPC Distributors, Inc., are indirect subsidiaries of the PNC Financial Services Group, Inc. Mr.
   Carnall also owns shares of PFPC Inc., the Company's  administrator.  Mr. Sablowsky is considered an "interested Director" of the
   Company by virtue of his position as an officer of a registered broker-dealer.

                         BOSTON PARTNERS FAMILY OF FUNDS
                           FUND MANAGEMENT (CONCLUDED)
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                                 TERM OF OFFICE                                      PORTFOLIOS IN       OTHER
    NAME, ADDRESS,           POSITION(S) HELD     AND LENGTH OF      PRINCIPAL OCCUPATION(S) DURING   FUND COMPLEX    DIRECTORSHIPS
       AND AGE                  WITH FUND          TIME SERVED                  PAST 5 YEARS           OVERSEEN BY  HELD BY DIRECTOR
                                                                                                        DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                     OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Roach - 78          President and   - Until successor is   Certified Public Accountant;          N/A            N/A
400 Bellevue Parkway            Treasurer       elected by the       Vice Chairman of the Board,
4th Floor                                       board.               Fox Chase Cancer Center
Wilmington, DE 19809                                                 (biomedical research and
                                              - 1991 and 1988        medical care); Trustee
                                                respectively         Emeritus, Pennsylvania School
                                                                     for the Deaf; Trustee
                                                                     Emeritus, Immaculata
                                                                     University; President or Vice
                                                                     President and Treasurer of
                                                                     various investment companies
                                                                     advised by subsidiaries of PNC
                                                                     Bank Corp. from 1981 to 1997;
                                                                     Managing General Partner and
                                                                     President of Chestnut Street
                                                                     Exchange Fund; Director of the
                                                                     Bradford Funds, Inc. from 1996
                                                                     to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Timothy K. Biedrzycki - 54    Secretary and   - Until successor is   Director and Vice President,          N/A            N/A
400 Bellevue Parkway            Assistant       elected by the       Fund Accounting and
4th Floor                       Treasurer       board.               Administration of PFPC Inc.
Wilmington, DE 19809                                                 since 1998; Director and Vice
                                              - 2000 and 1998        President, Fund Accounting and
                                                respectively         Administration of Federated
                                                                     Services Company (financial
                                                                     services) from 1994 to 1997.
------------------------------------------------------------------------------------------------------------------------------------

                         BOSTON PARTNERS FAMILY OF FUNDS
                     SHAREHOLDER VOTING RESULTS (UNAUDITED)


     On August 30, 2002 a meeting of shareholders of The RBB Fund, Inc. (the "Fund") was held. The purpose of the meeting was to elect the following individuals as directors of the Fund:

     Julian A. Brodsky
     J. Richard Carnall
     Francis J. McKay
     Arnold M. Reichman
     Robert Sablowsky
     Marvin E. Sternberg

     The results were as follows:

                              SHARES VOTED    SHARES VOTED    SHARES       TOTAL SHARE
     DIRECTOR:                  IN FAVOR:       AGAINST:    ABSTAINED:       VOTES:
     ----------------------  ---------------  ------------  -----------  ---------------
     Julian A. Brodsky       211,501,409.867        0       498,490.822  211,999,900.689
     J. Richard Carnall      211,476,781.686        0       523,119.003  211,999,900.689
     Francis J. McKay        211,582,965.318        0       416,935.371  211,999,900.689
     Arnold M. Reichman      211,544,328.943        0       455,571.746  211,999,900.689
     Robert Sablowsky        211,574,208.446        0       425,692.243  211,999,900.689
     Marvin E. Sternberg     211,510,809.394        0       489,091.295  211,999,900.689

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
28 State Street
Boston, MA 02109

ADMINISTRATOR/TRANSFER AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
PFPC Distributors, Inc.
3200 Horizon Dr.
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996





This report is submitted for the general information of the shareholders of each Fund. It is not authorized for the distribution to prospective investors in the Funds unless it is preceded or accompanied by a current prospectus which includes details regarding the Fund's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance. The investment return and principal value of an investment in the Funds will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.


UNION BUG